UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
April 30, 2024
MFS®  Utilities Fund
MMU-SEM

MFS® Utilities Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top five industries
Utilities - Electric Power	84.5%
Telecommunications - Wireless	6.1%
Energy - Renewables	4.4%
Natural Gas - Distribution	2.7%
Utilities - Water	1.3%
Top ten holdings
NextEra Energy, Inc.	12.7%
PG&E Corp.	6.7%
Constellation Energy	5.1%
Southern Co.	5.1%
Dominion Energy, Inc.	4.9%
DTE Energy Co.	4.7%
Sempra Energy	4.2%
Edison International	4.1%
PPL Corp.	3.8%
Ameren Corp.	3.7%

(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of April 30, 2024.
The portfolio is actively managed and current holdings may be different.
1

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2023 through April 30, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
2

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/23	Ending Account Value 4/30/24	Expenses Paid During Period (p) 11/01/23-4/30/24
A	Actual	0.99%	$1,000.00	$1,095.99	$5.16
	Hypothetical (h)	0.99%	$1,000.00	$1,019.94	$4.97
B	Actual	1.74%	$1,000.00	$1,091.84	$9.05
	Hypothetical (h)	1.74%	$1,000.00	$1,016.21	$8.72
C	Actual	1.74%	$1,000.00	$1,091.76	$9.05
	Hypothetical (h)	1.74%	$1,000.00	$1,016.21	$8.72
I	Actual	0.74%	$1,000.00	$1,097.33	$3.86
	Hypothetical (h)	0.74%	$1,000.00	$1,021.18	$3.72
R1	Actual	1.74%	$1,000.00	$1,091.85	$9.05
	Hypothetical (h)	1.74%	$1,000.00	$1,016.21	$8.72
R2	Actual	1.24%	$1,000.00	$1,094.80	$6.46
	Hypothetical (h)	1.24%	$1,000.00	$1,018.70	$6.22
R3	Actual	0.99%	$1,000.00	$1,096.05	$5.16
	Hypothetical (h)	0.99%	$1,000.00	$1,019.94	$4.97
R4	Actual	0.74%	$1,000.00	$1,097.23	$3.86
	Hypothetical (h)	0.74%	$1,000.00	$1,021.18	$3.72
R6	Actual	0.66%	$1,000.00	$1,097.78	$3.44
	Hypothetical (h)	0.66%	$1,000.00	$1,021.58	$3.32
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
3

Portfolio of Investments
4/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Energy - Renewables – 4.4%
AES Corp.	1,220,281	$21,843,030
EDP Renovaveis S.A.	4,826,495	66,291,253
Orsted A/S (a)	324,731	17,846,114
		$105,980,397
Natural Gas - Distribution – 2.7%
Atmos Energy Corp.	350,979	$41,380,424
China Resources Gas Group Ltd.	4,291,600	13,578,061
Southwest Gas Holdings, Inc.	160,013	11,940,170
		$66,898,655
Telecommunications - Wireless – 6.1%
Cellnex Telecom S.A.	1,985,109	$65,455,522
Rogers Communications, Inc.	670,700	25,124,759
SBA Communications Corp., REIT	315,005	58,628,731
		$149,209,012
Telephone Services – 0.6%
Hellenic Telecommunications Organization S.A.	889,292	$13,552,469
Utilities - Electric Power – 84.5%
Alliant Energy Corp.	1,296,759	$64,578,598
Ameren Corp.	1,213,183	89,617,828
American Electric Power Co., Inc.	855,519	73,600,300
CenterPoint Energy, Inc.	687,668	20,038,646
Constellation Energy	668,407	124,283,598
Dominion Energy, Inc.	2,329,010	118,732,930
DTE Energy Co.	1,043,859	115,158,525
E.ON SE	1,335,306	17,635,120
Edison International	1,403,372	99,723,614
Enel S.p.A.	8,434,189	55,546,963
Energias de Portugal S.A.	7,702,828	28,985,335
Equatorial Energia S.A.	1,780,400	10,488,471
Evergy, Inc.	650,628	34,125,439
Exelon Corp.	640,977	24,087,916
Iberdrola S.A.	1,021,614	12,548,967
National Grid PLC	3,532,028	46,367,430
NextEra Energy, Inc.	4,625,722	309,784,602
PG&E Corp.	9,472,872	162,080,840
Pinnacle West Capital Corp.	528,818	38,947,446
Portland General Electric Co.	845,375	36,545,561
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
PPL Corp.	3,373,691	$92,641,555
Public Service Enterprise Group, Inc.	570,944	39,440,811
RWE AG	2,349,653	81,642,322
Sempra Energy	1,438,725	103,055,872
Southern Co.	1,676,751	123,241,198
SSE PLC	2,647,065	55,121,822
Xcel Energy, Inc.	1,432,036	76,943,294
		$2,054,965,003
Utilities - Water – 1.3%
United Utilities Group PLC	759,436	$9,911,817
Veolia Environnement S.A.	742,015	23,063,708
		$32,975,525
Total Common Stocks (Identified Cost, $1,870,506,156)		$2,423,581,061
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $6,840,100)	6,840,100	$6,840,100

Other Assets, Less Liabilities – 0.1%		1,457,317
Net Assets – 100.0%		$2,431,878,478

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,840,100 and $2,423,581,061, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
5

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 4/30/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	2,091,706	USD	1,521,249	Goldman Sachs International	7/19/2024	$204
Liability Derivatives
USD	18,190,861	CAD	25,037,683	State Street Bank Corp.	7/19/2024	$(20,907)
USD	234,916,401	EUR	219,746,920	Morgan Stanley Capital Services, Inc.	7/19/2024	(415,455)
USD	68,216,822	GBP	54,760,745	BNP Paribas S.A.	7/19/2024	(239,553)
						$(675,915)
At April 30, 2024, the fund had cash collateral of $2,071,000 to cover any collateral or margin obligations for certain derivative contracts.  Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
6

Financial Statements
Statement of Assets and Liabilities
At 4/30/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $1,870,506,156)	$2,423,581,061
Investments in affiliated issuers, at value (identified cost, $6,840,100)	6,840,100
Cash	50,000
Foreign currency, at value (identified cost, $80)	81
Restricted cash for
Forward foreign currency exchange contracts	2,071,000
Receivables for
Forward foreign currency exchange contracts	204
Fund shares sold	509,213
Interest and dividends	3,301,635
Other assets	42,109
Total assets	$2,436,395,403
Liabilities
Payables for
Forward foreign currency exchange contracts	$675,915
Fund shares reacquired	2,778,423
Payable to affiliates
Investment adviser	78,297
Administrative services fee	1,959
Shareholder servicing costs	706,325
Distribution and service fees	28,373
Payable for independent Trustees' compensation	9,103
Accrued expenses and other liabilities	238,530
Total liabilities	$4,516,925
Net assets	$2,431,878,478
Net assets consist of
Paid-in capital	$1,885,544,463
Total distributable earnings (loss)	546,334,015
Net assets	$2,431,878,478
Shares of beneficial interest outstanding	117,479,770
7

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,577,812,338	76,309,690	$20.68
Class B	10,612,323	515,651	20.58
Class C	58,101,838	2,825,842	20.56
Class I	504,344,631	24,250,437	20.80
Class R1	4,137,887	202,360	20.45
Class R2	24,339,929	1,181,548	20.60
Class R3	151,092,396	7,314,208	20.66
Class R4	18,662,097	901,297	20.71
Class R6	82,775,039	3,978,737	20.80

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $21.94 [100 / 94.25 x $20.68]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
8

Financial Statements
Statement of Operations
Six months ended 4/30/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$36,720,516
Dividends from affiliated issuers	368,505
Other	27,588
Income on securities loaned	15,452
Foreign taxes withheld	(376,079)
Total investment income	$36,755,982
Expenses
Management fee	$7,491,538
Distribution and service fees	2,667,163
Shareholder servicing costs	1,358,382
Administrative services fee	182,221
Independent Trustees' compensation	23,831
Custodian fee	122,641
Shareholder communications	74,987
Audit and tax fees	38,364
Legal fees	7,863
Miscellaneous	112,360
Total expenses	$12,079,350
Fees paid indirectly	(14,251)
Reduction of expenses by investment adviser and distributor	(162,133)
Net expenses	$11,902,966
Net investment income (loss)	$24,853,016
9

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$3,537,741
Affiliated issuers	2,033
Forward foreign currency exchange contracts	(2,014,063)
Foreign currency	12,121
Net realized gain (loss)	$1,537,832
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$206,540,870
Affiliated issuers	353
Forward foreign currency exchange contracts	(1,346,326)
Translation of assets and liabilities in foreign currencies	17,340
Net unrealized gain (loss)	$205,212,237
Net realized and unrealized gain (loss)	$206,750,069
Change in net assets from operations	$231,603,085
See Notes to Financial Statements
10

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23
Change in net assets
From operations
Net investment income (loss)	$24,853,016	$62,371,298
Net realized gain (loss)	1,537,832	98,808,851
Net unrealized gain (loss)	205,212,237	(313,189,083)
Change in net assets from operations	$231,603,085	$(152,008,934)
Total distributions to shareholders	$(119,495,455)	$(265,632,104)
Change in net assets from fund share transactions	$(173,662,017)	$(176,816,792)
Total change in net assets	$(61,554,387)	$(594,457,830)
Net assets
At beginning of period	2,493,432,865	3,087,890,695
At end of period	$2,431,878,478	$2,493,432,865
See Notes to Financial Statements
11

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$19.74	$22.88	$24.45	$21.65	$23.54	$20.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.45	$0.41	$0.46	$0.54	$0.55
Net realized and unrealized gain (loss)	1.71	(1.61)	(0.48)	3.52	(0.93)	3.73
Total from investment operations	$1.91	$(1.16)	$(0.07)	$3.98	$(0.39)	$4.28
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.44)	$(0.44)	$(0.26)	$(0.31)	$(0.49)
From net realized gain	(0.75)	(1.54)	(1.06)	(0.92)	(1.19)	(0.33)
Total distributions declared to shareholders	$(0.97)	$(1.98)	$(1.50)	$(1.18)	$(1.50)	$(0.82)
Net asset value, end of period (x)	$20.68	$19.74	$22.88	$24.45	$21.65	$23.54
Total return (%) (r)(s)(t)(x)	9.60(n)	(6.06)	(0.50)	18.90	(1.70)	21.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01(a)	1.03	1.00	1.00	1.00	1.00
Expenses after expense reductions (f)	0.99(a)	1.02	0.99	0.99	0.99	0.99
Net investment income (loss)	1.95(a)	2.04	1.72	1.98	2.51	2.51
Portfolio turnover	2(n)	15	23	12	30	30
Net assets at end of period (000 omitted)	$1,577,812	$1,577,695	$1,861,665	$1,951,571	$1,744,515	$1,956,524
See Notes to Financial Statements
12

Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$19.64	$22.75	$24.30	$21.53	$23.42	$19.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.29	$0.24	$0.30	$0.38	$0.38
Net realized and unrealized gain (loss)	1.69	(1.60)	(0.49)	3.49	(0.93)	3.72
Total from investment operations	$1.82	$(1.31)	$(0.25)	$3.79	$(0.55)	$4.10
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.26)	$(0.24)	$(0.10)	$(0.15)	$(0.33)
From net realized gain	(0.75)	(1.54)	(1.06)	(0.92)	(1.19)	(0.33)
Total distributions declared to shareholders	$(0.88)	$(1.80)	$(1.30)	$(1.02)	$(1.34)	$(0.66)
Net asset value, end of period (x)	$20.58	$19.64	$22.75	$24.30	$21.53	$23.42
Total return (%) (r)(s)(t)(x)	9.18(n)	(6.76)	(1.24)	18.02	(2.45)	21.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76(a)	1.78	1.75	1.75	1.75	1.75
Expenses after expense reductions (f)	1.74(a)	1.77	1.74	1.74	1.74	1.74
Net investment income (loss)	1.24(a)	1.30	1.01	1.27	1.75	1.76
Portfolio turnover	2(n)	15	23	12	30	30
Net assets at end of period (000 omitted)	$10,612	$15,416	$31,760	$49,750	$63,594	$99,924
See Notes to Financial Statements
13

Financial Highlights – continued
Class C	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$19.63	$22.75	$24.30	$21.53	$23.42	$19.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.28	$0.24	$0.30	$0.38	$0.38
Net realized and unrealized gain (loss)	1.70	(1.60)	(0.49)	3.49	(0.93)	3.72
Total from investment operations	$1.82	$(1.32)	$(0.25)	$3.79	$(0.55)	$4.10
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.26)	$(0.24)	$(0.10)	$(0.15)	$(0.33)
From net realized gain	(0.75)	(1.54)	(1.06)	(0.92)	(1.19)	(0.33)
Total distributions declared to shareholders	$(0.89)	$(1.80)	$(1.30)	$(1.02)	$(1.34)	$(0.66)
Net asset value, end of period (x)	$20.56	$19.63	$22.75	$24.30	$21.53	$23.42
Total return (%) (r)(s)(t)(x)	9.18(n)	(6.77)	(1.23)	18.00	(2.45)	21.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76(a)	1.78	1.75	1.75	1.75	1.75
Expenses after expense reductions (f)	1.74(a)	1.77	1.74	1.74	1.74	1.74
Net investment income (loss)	1.22(a)	1.29	1.00	1.28	1.76	1.75
Portfolio turnover	2(n)	15	23	12	30	30
Net assets at end of period (000 omitted)	$58,102	$65,272	$104,022	$149,761	$230,614	$370,036
See Notes to Financial Statements
14

Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$19.85	$23.00	$24.57	$21.74	$23.64	$20.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.51	$0.47	$0.53	$0.60	$0.60
Net realized and unrealized gain (loss)	1.72	(1.62)	(0.48)	3.54	(0.94)	3.76
Total from investment operations	$1.95	$(1.11)	$(0.01)	$4.07	$(0.34)	$4.36
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.50)	$(0.50)	$(0.32)	$(0.37)	$(0.55)
From net realized gain	(0.75)	(1.54)	(1.06)	(0.92)	(1.19)	(0.33)
Total distributions declared to shareholders	$(1.00)	$(2.04)	$(1.56)	$(1.24)	$(1.56)	$(0.88)
Net asset value, end of period (x)	$20.80	$19.85	$23.00	$24.57	$21.74	$23.64
Total return (%) (r)(s)(t)(x)	9.73(n)	(5.84)	(0.24)	19.23	(1.49)	22.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76(a)	0.78	0.75	0.75	0.75	0.75
Expenses after expense reductions (f)	0.74(a)	0.77	0.74	0.74	0.74	0.74
Net investment income (loss)	2.21(a)	2.30	1.96	2.24	2.76	2.77
Portfolio turnover	2(n)	15	23	12	30	30
Net assets at end of period (000 omitted)	$504,345	$541,544	$714,999	$687,188	$626,500	$698,558
See Notes to Financial Statements
15

Financial Highlights – continued
Class R1	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$19.53	$22.65	$24.23	$21.47	$23.37	$19.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.28	$0.23	$0.28	$0.37	$0.38
Net realized and unrealized gain (loss)	1.69	(1.58)	(0.49)	3.51	(0.92)	3.71
Total from investment operations	$1.81	$(1.30)	$(0.26)	$3.79	$(0.55)	$4.09
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.28)	$(0.26)	$(0.11)	$(0.16)	$(0.33)
From net realized gain	(0.75)	(1.54)	(1.06)	(0.92)	(1.19)	(0.33)
Total distributions declared to shareholders	$(0.89)	$(1.82)	$(1.32)	$(1.03)	$(1.35)	$(0.66)
Net asset value, end of period (x)	$20.45	$19.53	$22.65	$24.23	$21.47	$23.37
Total return (%) (r)(s)(t)(x)	9.18(n)	(6.75)	(1.27)	18.06	(2.48)	21.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76(a)	1.78	1.75	1.75	1.75	1.75
Expenses after expense reductions (f)	1.74(a)	1.77	1.74	1.74	1.74	1.74
Net investment income (loss)	1.21(a)	1.29	0.96	1.23	1.75	1.77
Portfolio turnover	2(n)	15	23	12	30	30
Net assets at end of period (000 omitted)	$4,138	$4,373	$5,243	$5,126	$5,171	$6,561
See Notes to Financial Statements
16

Financial Highlights – continued
Class R2	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$19.66	$22.80	$24.36	$21.58	$23.47	$20.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.40	$0.35	$0.41	$0.48	$0.49
Net realized and unrealized gain (loss)	1.71	(1.61)	(0.47)	3.50	(0.92)	3.72
Total from investment operations	$1.88	$(1.21)	$(0.12)	$3.91	$(0.44)	$4.21
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.39)	$(0.38)	$(0.21)	$(0.26)	$(0.44)
From net realized gain	(0.75)	(1.54)	(1.06)	(0.92)	(1.19)	(0.33)
Total distributions declared to shareholders	$(0.94)	$(1.93)	$(1.44)	$(1.13)	$(1.45)	$(0.77)
Net asset value, end of period (x)	$20.60	$19.66	$22.80	$24.36	$21.58	$23.47
Total return (%) (r)(s)(t)(x)	9.48(n)	(6.33)	(0.72)	18.60	(1.96)	21.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26(a)	1.28	1.25	1.25	1.25	1.25
Expenses after expense reductions (f)	1.24(a)	1.27	1.24	1.24	1.24	1.24
Net investment income (loss)	1.71(a)	1.79	1.47	1.74	2.26	2.26
Portfolio turnover	2(n)	15	23	12	30	30
Net assets at end of period (000 omitted)	$24,340	$29,316	$38,534	$41,968	$41,020	$59,224
See Notes to Financial Statements
17

Financial Highlights – continued
Class R3	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$19.72	$22.86	$24.43	$21.63	$23.52	$20.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.45	$0.41	$0.47	$0.54	$0.57
Net realized and unrealized gain (loss)	1.71	(1.61)	(0.48)	3.51	(0.93)	3.71
Total from investment operations	$1.91	$(1.16)	$(0.07)	$3.98	$(0.39)	$4.28
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.44)	$(0.44)	$(0.26)	$(0.31)	$(0.50)
From net realized gain	(0.75)	(1.54)	(1.06)	(0.92)	(1.19)	(0.33)
Total distributions declared to shareholders	$(0.97)	$(1.98)	$(1.50)	$(1.18)	$(1.50)	$(0.83)
Net asset value, end of period (x)	$20.66	$19.72	$22.86	$24.43	$21.63	$23.52
Total return (%) (r)(s)(t)(x)	9.60(n)	(6.07)	(0.49)	18.91	(1.71)	21.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01(a)	1.03	1.00	1.00	1.00	1.00
Expenses after expense reductions (f)	0.99(a)	1.02	0.99	0.99	0.99	0.99
Net investment income (loss)	1.96(a)	2.05	1.71	1.99	2.51	2.63
Portfolio turnover	2(n)	15	23	12	30	30
Net assets at end of period (000 omitted)	$151,092	$162,193	$217,043	$201,006	$201,509	$279,639
See Notes to Financial Statements
18

Financial Highlights – continued
Class R4	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$19.77	$22.91	$24.48	$21.67	$23.56	$20.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.51	$0.48	$0.53	$0.60	$0.60
Net realized and unrealized gain (loss)	1.72	(1.61)	(0.49)	3.52	(0.93)	3.74
Total from investment operations	$1.94	$(1.10)	$(0.01)	$4.05	$(0.33)	$4.34
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.50)	$(0.50)	$(0.32)	$(0.37)	$(0.55)
From net realized gain	(0.75)	(1.54)	(1.06)	(0.92)	(1.19)	(0.33)
Total distributions declared to shareholders	$(1.00)	$(2.04)	$(1.56)	$(1.24)	$(1.56)	$(0.88)
Net asset value, end of period (x)	$20.71	$19.77	$22.91	$24.48	$21.67	$23.56
Total return (%) (r)(s)(t)(x)	9.72(n)	(5.81)	(0.24)	19.19	(1.46)	22.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76(a)	0.78	0.75	0.75	0.75	0.75
Expenses after expense reductions (f)	0.74(a)	0.77	0.74	0.74	0.74	0.74
Net investment income (loss)	2.18(a)	2.29	1.98	2.25	2.76	2.76
Portfolio turnover	2(n)	15	23	12	30	30
Net assets at end of period (000 omitted)	$18,662	$17,643	$23,369	$25,766	$24,920	$49,530
See Notes to Financial Statements
19

Financial Highlights – continued
Class R6	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$19.85	$23.01	$24.58	$21.75	$23.64	$20.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.53	$0.49	$0.54	$0.61	$0.61
Net realized and unrealized gain (loss)	1.73	(1.63)	(0.48)	3.54	(0.92)	3.76
Total from investment operations	$1.96	$(1.10)	$0.01	$4.08	$(0.31)	$4.37
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.52)	$(0.52)	$(0.33)	$(0.39)	$(0.57)
From net realized gain	(0.75)	(1.54)	(1.06)	(0.92)	(1.19)	(0.33)
Total distributions declared to shareholders	$(1.01)	$(2.06)	$(1.58)	$(1.25)	$(1.58)	$(0.90)
Net asset value, end of period (x)	$20.80	$19.85	$23.01	$24.58	$21.75	$23.64
Total return (%) (r)(s)(t)(x)	9.78(n)	(5.79)	(0.15)	19.31	(1.36)	22.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67(a)	0.69	0.66	0.66	0.66	0.66
Expenses after expense reductions (f)	0.66(a)	0.68	0.65	0.65	0.65	0.65
Net investment income (loss)	2.28(a)	2.40	2.04	2.29	2.84	2.84
Portfolio turnover	2(n)	15	23	12	30	30
Net assets at end of period (000 omitted)	$82,775	$79,981	$91,255	$79,499	$75,542	$92,437

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
20

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Utilities Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, the negative impact of regulation, and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the
21

Notes to Financial Statements (unaudited) - continued
adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
22

Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,880,420,928	$—	$—	$1,880,420,928
United Kingdom	65,033,639	46,367,430	—	111,401,069
Germany	—	99,277,442	—	99,277,442
Portugal	95,276,588	—	—	95,276,588
Spain	12,548,967	65,455,522	—	78,004,489
Italy	—	55,546,963	—	55,546,963
Canada	25,124,759	—	—	25,124,759
France	—	23,063,708	—	23,063,708
Denmark	—	17,846,114	—	17,846,114
Other Countries	37,619,001	—	—	37,619,001
Mutual Funds	6,840,100	—	—	6,840,100
Total	$2,122,863,982	$307,557,179	$—	$2,430,421,161
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$204	$—	$204
Forward Foreign Currency Exchange Contracts – Liabilities	—	(675,915)	—	(675,915)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
23

Notes to Financial Statements (unaudited) - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$204	$(675,915)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2024 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(2,014,063)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2024 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(1,346,326)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions
24

Notes to Financial Statements (unaudited) - continued
traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master
25

Notes to Financial Statements (unaudited) - continued
Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At April 30, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
26

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to  wash sale loss deferrals, derivative transactions and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/23
Ordinary income (including any short-term capital gains)	$93,849,189
Long-term capital gains	171,782,915
Total distributions	$265,632,104
27

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/24
Cost of investments	$1,884,027,552
Gross appreciation	646,953,629
Gross depreciation	(100,560,020)
Net unrealized appreciation (depreciation)	$546,393,609
As of 10/31/23
Undistributed ordinary income	2,445,285
Undistributed long-term capital gain	92,054,469
Other temporary differences	(125,754)
Net unrealized appreciation (depreciation)	339,852,385
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/24	Year ended 10/31/23
Class A	$75,802,818	$160,751,122
Class B	643,154	2,313,008
Class C	2,849,017	7,771,832
Class I	26,044,442	62,204,043
Class R1	191,666	422,727
Class R2	1,368,112	3,216,519
Class R3	7,616,025	18,299,129
Class R4	888,222	2,046,142
Class R6	4,091,999	8,607,582
Total	$119,495,455	$265,632,104
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $3 billion	0.60%
In excess of $3 billion and up to $10 billion	0.55%
In excess of $10 billion	0.50%
28

Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2025. For the six months ended April 30, 2024, this management fee reduction amounted to $162,015, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2024 was equivalent to an annual effective rate of 0.59% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $39,179 for the six months ended April 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,995,935
Class B	0.75%	0.25%	1.00%	1.00%	67,819
Class C	0.75%	0.25%	1.00%	1.00%	313,951
Class R1	0.75%	0.25%	1.00%	1.00%	21,400
Class R2	0.25%	0.25%	0.50%	0.50%	70,732
Class R3	—	0.25%	0.25%	0.25%	197,326
Total Distribution and Service Fees					$2,667,163
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2024, this rebate amounted to $105, $4, and $9 for Class A, Class R2, and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of
29

Notes to Financial Statements (unaudited) - continued
purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2024, were as follows:
Amount
Class A	$1,687
Class B	3,025
Class C	2,343
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2024, the fee was $249,118, which equated to 0.0200% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,109,264.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended April 30, 2024 was equivalent to an annual effective rate of 0.0146% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended April 30, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $12,867,353. The sales transactions resulted in net realized gains (losses) of $(7,441,979).
30

Notes to Financial Statements (unaudited) - continued
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended April 30, 2024, this reimbursement amounted to $27,478, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended April 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $49,711,409 and $301,388,912, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,730,839	$35,291,230	4,796,589	$106,992,035
Class B	895	18,772	7,536	171,909
Class C	133,698	2,715,177	375,446	8,322,311
Class I	1,599,339	32,806,579	4,578,967	102,594,336
Class R1	15,099	303,294	38,303	828,926
Class R2	99,501	2,015,095	287,270	6,376,483
Class R3	272,194	5,553,290	988,153	22,030,961
Class R4	113,438	2,303,980	221,473	4,921,731
Class R6	479,426	9,926,835	1,831,292	40,481,361
	4,444,429	$90,934,252	13,125,029	$292,720,053
Shares issued to shareholders in reinvestment of distributions
Class A	3,391,930	$71,477,830	6,714,491	$151,749,623
Class B	29,998	631,437	98,094	2,218,952
Class C	132,155	2,777,191	335,224	7,572,693
Class I	1,108,679	23,480,064	2,485,945	56,454,099
Class R1	9,171	191,666	18,818	422,727
Class R2	64,899	1,364,570	142,325	3,209,777
Class R3	361,613	7,615,019	810,072	18,299,128
Class R4	38,998	822,130	84,021	1,900,015
Class R6	162,107	3,433,150	314,707	7,136,290
	5,299,550	$111,793,057	11,003,697	$248,963,304
31

Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(8,745,687)	$(178,378,797)	(12,945,924)	$(284,475,630)
Class B	(300,148)	(6,051,941)	(716,557)	(15,787,942)
Class C	(765,216)	(15,491,613)	(1,957,718)	(43,300,133)
Class I	(5,741,763)	(117,458,711)	(10,870,683)	(238,097,656)
Class R1	(45,853)	(929,636)	(64,602)	(1,408,134)
Class R2	(473,720)	(9,421,176)	(628,944)	(13,853,428)
Class R3	(1,544,432)	(31,601,892)	(3,068,105)	(67,178,020)
Class R4	(143,778)	(2,894,188)	(432,874)	(9,511,513)
Class R6	(691,082)	(14,161,372)	(2,084,437)	(44,887,693)
	(18,451,679)	$(376,389,326)	(32,769,844)	$(718,500,149)
Net change
Class A	(3,622,918)	$(71,609,737)	(1,434,844)	$(25,733,972)
Class B	(269,255)	(5,401,732)	(610,927)	(13,397,081)
Class C	(499,363)	(9,999,245)	(1,247,048)	(27,405,129)
Class I	(3,033,745)	(61,172,068)	(3,805,771)	(79,049,221)
Class R1	(21,583)	(434,676)	(7,481)	(156,481)
Class R2	(309,320)	(6,041,511)	(199,349)	(4,267,168)
Class R3	(910,625)	(18,433,583)	(1,269,880)	(26,847,931)
Class R4	8,658	231,922	(127,380)	(2,689,767)
Class R6	(49,549)	(801,387)	61,562	2,729,958
	(8,707,700)	$(173,662,017)	(8,641,118)	$(176,816,792)
Effective June 1, 2019, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an
32

Notes to Financial Statements (unaudited) - continued
agreed upon spread. For the six months ended April 30, 2024, the fund’s commitment fee and interest expense were $6,778 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$28,401,929	$214,778,529	$236,342,744	$2,033	$353	$6,840,100

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$368,505	$—
33

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2024 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2023 to December 31, 2023 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
34

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Shareholder Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
35

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
April 30, 2024
MFS®  Global Equity Fund
LGE-SEM

MFS® Global Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
Visa, Inc., “A”	3.0%
Schneider Electric SE	2.8%
Thermo Fisher Scientific, Inc.	2.6%
Charles Schwab Corp.	2.4%
Medtronic PLC	2.3%
Alphabet, Inc., “A”	2.3%
Willis Towers Watson PLC	2.1%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Linde PLC	2.1%
Comcast Corp., “A”	2.0%
GICS equity sectors (g)
Industrials	19.7%
Financials	18.6%
Health Care	17.6%
Information Technology	10.5%
Consumer Staples	9.3%
Consumer Discretionary	8.8%
Communication Services	7.4%
Materials	7.3%
Issuer country weightings (x)
United States	53.6%
France	10.6%
United Kingdom	8.4%
Switzerland	7.9%
Canada	3.4%
Spain	3.1%
Germany	3.0%
Japan	2.5%
Netherlands	2.4%
Other Countries	5.1%
Currency exposure weightings (y)
United States Dollar	58.2%
Euro	19.8%
British Pound Sterling	8.4%
Swiss Franc	7.9%
Japanese Yen	2.5%
Swedish Krona	1.2%
South Korean Won	1.1%
Danish Krone	0.6%
Mexican Peso	0.3%

1

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2024.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2023 through April 30, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/23	Ending Account Value 4/30/24	Expenses Paid During Period (p) 11/01/23-4/30/24
A	Actual	1.14%	$1,000.00	$1,146.33	$6.08
	Hypothetical (h)	1.14%	$1,000.00	$1,019.19	$5.72
B	Actual	1.89%	$1,000.00	$1,142.15	$10.07
	Hypothetical (h)	1.89%	$1,000.00	$1,015.47	$9.47
C	Actual	1.89%	$1,000.00	$1,142.26	$10.07
	Hypothetical (h)	1.89%	$1,000.00	$1,015.47	$9.47
I	Actual	0.89%	$1,000.00	$1,147.92	$4.75
	Hypothetical (h)	0.89%	$1,000.00	$1,020.44	$4.47
R1	Actual	1.89%	$1,000.00	$1,142.07	$10.07
	Hypothetical (h)	1.89%	$1,000.00	$1,015.47	$9.47
R2	Actual	1.39%	$1,000.00	$1,145.10	$7.41
	Hypothetical (h)	1.39%	$1,000.00	$1,017.95	$6.97
R3	Actual	1.14%	$1,000.00	$1,146.47	$6.08
	Hypothetical (h)	1.14%	$1,000.00	$1,019.19	$5.72
R4	Actual	0.89%	$1,000.00	$1,147.99	$4.75
	Hypothetical (h)	0.89%	$1,000.00	$1,020.44	$4.47
R6	Actual	0.81%	$1,000.00	$1,148.39	$4.33
	Hypothetical (h)	0.81%	$1,000.00	$1,020.84	$4.07
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
4/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 3.4%
Honeywell International, Inc.	253,401	$48,837,975
MTU Aero Engines Holding AG	49,342	11,932,253
Rolls-Royce Holdings PLC (a)	4,484,746	23,064,832
		$83,835,060
Airlines – 0.9%
Aena SME S.A.	130,367	$23,826,797
Alcoholic Beverages – 5.5%
Carlsberg Group	108,607	$14,642,470
Diageo PLC	1,385,360	47,772,024
Heineken N.V.	430,654	41,960,928
Pernod Ricard S.A.	211,768	31,978,130
		$136,353,552
Apparel Manufacturers – 4.3%
Burberry Group PLC	926,797	$13,323,701
Compagnie Financiere Richemont S.A.	304,135	42,086,945
LVMH Moet Hennessy Louis Vuitton SE	64,260	51,727,772
		$107,138,418
Automotive – 0.6%
Aptiv PLC (a)	200,957	$14,267,947
Broadcasting – 2.1%
Omnicom Group, Inc.	79,097	$7,343,365
Walt Disney Co.	281,533	31,278,316
WPP Group PLC	1,398,848	14,063,007
		$52,684,688
Brokerage & Asset Managers – 3.7%
Charles Schwab Corp.	809,512	$59,863,412
Deutsche Boerse AG	68,895	13,300,081
London Stock Exchange Group PLC	177,685	19,577,361
		$92,740,854
Business Services – 8.3%
Accenture PLC, “A”	99,881	$30,055,192
Brenntag AG	143,163	11,437,377
Cognizant Technology Solutions Corp., “A”	248,156	16,298,886
Compass Group PLC	537,386	14,933,356
Equifax, Inc.	71,286	15,696,464
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Experian PLC	657,181	$26,511,921
Fidelity National Information Services, Inc.	325,088	22,079,977
Fiserv, Inc. (a)	186,097	28,411,429
Intertek Group PLC	281,779	17,296,856
TransUnion	323,607	23,623,311
		$206,344,769
Cable TV – 2.0%
Comcast Corp., “A”	1,328,387	$50,624,829
Chemicals – 0.9%
PPG Industries, Inc.	182,466	$23,538,114
Computer Software – 5.0%
Check Point Software Technologies Ltd. (a)	203,239	$30,367,971
Microsoft Corp.	121,695	47,379,514
Oracle Corp.	415,398	47,251,523
		$124,999,008
Computer Software - Systems – 3.3%
Amadeus IT Group S.A.	432,052	$27,413,332
Capgemini	129,818	27,274,215
Samsung Electronics Co. Ltd.	488,347	27,029,078
		$81,716,625
Construction – 0.6%
Otis Worldwide Corp.	163,918	$14,949,322
Consumer Products – 3.4%
Essity AB	1,158,051	$28,855,650
International Flavors & Fragrances, Inc.	383,943	32,500,775
Reckitt Benckiser Group PLC	410,173	22,899,915
		$84,256,340
Electrical Equipment – 5.0%
Amphenol Corp., “A”	180,680	$21,820,724
Legrand S.A.	321,945	33,092,467
Schneider Electric SE	311,306	70,898,000
		$125,811,191
Electronics – 1.1%
Hoya Corp.	102,600	$11,920,874
Microchip Technology, Inc.	171,437	15,768,775
		$27,689,649
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 1.7%
Nestle S.A.	429,381	$43,066,552
Gaming & Lodging – 1.2%
Marriott International, Inc., “A”	79,854	$18,855,925
Whitbread PLC	268,563	10,542,728
		$29,398,653
Insurance – 3.2%
Aon PLC	104,018	$29,334,116
Willis Towers Watson PLC	206,533	51,868,698
		$81,202,814
Internet – 2.9%
Alphabet, Inc., “A”	346,529	$56,407,990
eBay, Inc.	293,653	15,134,876
		$71,542,866
Machinery & Tools – 1.4%
Carrier Global Corp.	140,249	$8,623,911
Kubota Corp.	1,599,200	25,687,689
		$34,311,600
Major Banks – 4.4%
Erste Group Bank AG	353,607	$16,470,797
Goldman Sachs Group, Inc.	115,250	49,178,328
UBS Group AG	1,669,392	43,675,631
		$109,324,756
Medical Equipment – 13.8%
Abbott Laboratories	236,416	$25,053,004
Becton, Dickinson and Co.	171,431	40,217,713
Boston Scientific Corp. (a)	500,278	35,954,980
Cooper Companies, Inc.	247,453	22,038,164
EssilorLuxottica	53,233	11,384,194
Medtronic PLC	715,501	57,411,800
Olympus Corp.	1,864,700	25,943,405
Sonova Holding AG	47,522	13,181,565
Stryker Corp.	43,769	14,728,268
Thermo Fisher Scientific, Inc.	114,660	65,209,435
Waters Corp. (a)	106,563	32,932,230
		$344,054,758
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 5.2%
American Express Co.	166,672	$39,006,248
Grupo Financiero Banorte S.A. de C.V.	855,122	8,463,490
Julius Baer Group Ltd.	165,056	8,888,353
Visa, Inc., “A”	276,429	74,251,594
		$130,609,685
Pharmaceuticals – 3.4%
Merck KGaA	244,232	$38,822,982
Roche Holding AG	191,032	45,702,372
		$84,525,354
Railroad & Shipping – 4.6%
Canadian National Railway Co.	323,260	$39,256,694
Canadian Pacific Kansas City Ltd.	582,851	45,713,004
Union Pacific Corp.	131,923	31,286,859
		$116,256,557
Specialty Chemicals – 5.0%
Air Liquide S.A.	131,134	$25,672,577
Air Products & Chemicals, Inc.	127,820	30,208,979
Akzo Nobel N.V.	282,572	18,684,854
Linde PLC	117,021	51,601,580
		$126,167,990
Specialty Stores – 0.5%
Hermes International	5,271	$12,662,351
Telecommunications - Wireless – 1.0%
Cellnex Telecom S.A.	780,648	$25,740,512
Trucking – 0.8%
United Parcel Service, Inc., “B”	130,323	$19,220,036
Total Common Stocks (Identified Cost, $1,389,293,800)		$2,478,861,647
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $9,106,121)	9,106,121	$9,106,121

Other Assets, Less Liabilities – 0.4%		9,823,186
Net Assets – 100.0%		$2,497,790,954

(a)	Non-income producing security.
8

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,106,121 and $2,478,861,647, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
9

Financial Statements
Statement of Assets and Liabilities
At 4/30/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $1,389,293,800)	$2,478,861,647
Investments in affiliated issuers, at value (identified cost, $9,106,121)	9,106,121
Cash	72,438
Foreign currency, at value (identified cost, $127)	127
Receivables for
Investments sold	7,596,309
Fund shares sold	3,050,955
Interest and dividends	11,544,845
Other assets	49,360
Total assets	$2,510,281,802
Liabilities
Payables for
Investments purchased	$5,429,600
Fund shares reacquired	5,988,638
Payable to affiliates
Investment adviser	107,387
Administrative services fee	2,033
Shareholder servicing costs	495,752
Distribution and service fees	13,314
Payable for independent Trustees' compensation	9,426
Accrued expenses and other liabilities	444,698
Total liabilities	$12,490,848
Net assets	$2,497,790,954
Net assets consist of
Paid-in capital	$1,306,717,979
Total distributable earnings (loss)	1,191,072,975
Net assets	$2,497,790,954
Shares of beneficial interest outstanding	52,872,836
10

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$677,464,860	14,627,814	$46.31
Class B	4,155,133	101,201	41.06
Class C	42,339,163	1,099,156	38.52
Class I	878,177,445	18,290,054	48.01
Class R1	947,792	23,819	39.79
Class R2	21,997,577	493,267	44.60
Class R3	49,292,092	1,073,469	45.92
Class R4	38,584,961	828,432	46.58
Class R6	784,831,931	16,335,624	48.04

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $49.14 [100 / 94.25 x $46.31]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
11

Financial Statements
Statement of Operations
Six months ended 4/30/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$23,186,989
Dividends from affiliated issuers	272,852
Income on securities loaned	32,642
Other	188
Foreign taxes withheld	(1,404,428)
Total investment income	$22,088,243
Expenses
Management fee	$10,025,902
Distribution and service fees	1,250,722
Shareholder servicing costs	883,154
Administrative services fee	185,924
Independent Trustees' compensation	22,344
Custodian fee	117,045
Shareholder communications	82,584
Audit and tax fees	38,705
Legal fees	7,116
Reduction of tax reclaim recovery expenses	(314,524)
Miscellaneous	143,770
Total expenses	$12,442,742
Fees paid indirectly	(43)
Reduction of expenses by investment adviser and distributor	(165,471)
Net expenses	$12,277,228
Net investment income (loss)	$9,811,015
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$104,278,942
Affiliated issuers	(3,354)
Foreign currency	122,346
Net realized gain (loss)	$104,397,934
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$225,242,483
Affiliated issuers	(892)
Translation of assets and liabilities in foreign currencies	(64,416)
Net unrealized gain (loss)	$225,177,175
Net realized and unrealized gain (loss)	$329,575,109
Change in net assets from operations	$339,386,124
See Notes to Financial Statements
12

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23
Change in net assets
From operations
Net investment income (loss)	$9,811,015	$25,787,889
Net realized gain (loss)	104,397,934	209,951,443
Net unrealized gain (loss)	225,177,175	(95,629,853)
Change in net assets from operations	$339,386,124	$140,109,479
Total distributions to shareholders	$(207,042,611)	$(226,391,945)
Change in net assets from fund share transactions	$47,274,670	$(194,461,889)
Total change in net assets	$179,618,183	$(280,744,355)
Net assets
At beginning of period	2,318,172,771	2,598,917,126
At end of period	$2,497,790,954	$2,318,172,771
See Notes to Financial Statements
13

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$43.94	$45.88	$60.75	$45.22	$45.79	$41.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.38	$0.22	$0.17	$0.25	$0.42
Net realized and unrealized gain (loss)	6.26	1.75	(12.07)	16.60	0.16(g)	6.10
Total from investment operations	$6.40	$2.13	$(11.85)	$16.77	$0.41	$6.52
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.24)	$(0.18)	$(0.23)	$(0.45)	$(0.42)
From net realized gain	(3.64)	(3.83)	(2.84)	(1.01)	(0.53)	(1.75)
Total distributions declared to shareholders	$(4.03)	$(4.07)	$(3.02)	$(1.24)	$(0.98)	$(2.17)
Net asset value, end of period (x)	$46.31	$43.94	$45.88	$60.75	$45.22	$45.79
Total return (%) (r)(s)(t)(x)	14.63(n)	4.40	(20.50)	37.58	0.83	16.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16(a)	1.22	1.16	1.14	1.16	1.17
Expenses after expense reductions (f)	1.14(a)	1.21	1.15	1.13	1.15	1.15
Net investment income (loss)	0.59(a)	0.81	0.42	0.29	0.55	0.98
Portfolio turnover	12(n)	8	8	10	9	7
Net assets at end of period (000 omitted)	$677,465	$627,081	$649,695	$857,804	$667,074	$721,141
See Notes to Financial Statements
14

Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$39.14	$41.36	$55.28	$41.35	$41.93	$38.09
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$0.02	$(0.17)	$(0.23)	$(0.09)	$0.10
Net realized and unrealized gain (loss)	5.60	1.59	(10.91)	15.17	0.15(g)	5.60
Total from investment operations	$5.56	$1.61	$(11.08)	$14.94	$0.06	$5.70
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$(0.11)	$(0.11)
From net realized gain	(3.64)	(3.83)	(2.84)	(1.01)	(0.53)	(1.75)
Total distributions declared to shareholders	$(3.64)	$(3.83)	$(2.84)	$(1.01)	$(0.64)	$(1.86)
Net asset value, end of period (x)	$41.06	$39.14	$41.36	$55.28	$41.35	$41.93
Total return (%) (r)(s)(t)(x)	14.24(n)	3.58	(21.09)	36.56	0.08	15.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90(a)	1.96	1.91	1.89	1.91	1.92
Expenses after expense reductions (f)	1.89(a)	1.95	1.90	1.87	1.90	1.91
Net investment income (loss)	(0.20)(a)	0.04	(0.36)	(0.45)	(0.21)	0.24
Portfolio turnover	12(n)	8	8	10	9	7
Net assets at end of period (000 omitted)	$4,155	$5,106	$7,439	$15,166	$15,902	$22,592
See Notes to Financial Statements
15

Financial Highlights – continued
Class C	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$36.94	$39.23	$52.58	$39.38	$40.00	$36.44
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$0.02	$(0.15)	$(0.22)	$(0.08)	$0.09
Net realized and unrealized gain (loss)	5.28	1.52	(10.36)	14.43	0.14(g)	5.34
Total from investment operations	$5.24	$1.54	$(10.51)	$14.21	$0.06	$5.43
Less distributions declared to shareholders
From net investment income	$(0.02)	$—	$—	$—	$(0.15)	$(0.12)
From net realized gain	(3.64)	(3.83)	(2.84)	(1.01)	(0.53)	(1.75)
Total distributions declared to shareholders	$(3.66)	$(3.83)	$(2.84)	$(1.01)	$(0.68)	$(1.87)
Net asset value, end of period (x)	$38.52	$36.94	$39.23	$52.58	$39.38	$40.00
Total return (%) (r)(s)(t)(x)	14.23(n)	3.60	(21.09)	36.54	0.09	15.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90(a)	1.96	1.91	1.89	1.91	1.92
Expenses after expense reductions (f)	1.89(a)	1.95	1.90	1.87	1.90	1.91
Net investment income (loss)	(0.19)(a)	0.04	(0.35)	(0.46)	(0.19)	0.23
Portfolio turnover	12(n)	8	8	10	9	7
Net assets at end of period (000 omitted)	$42,339	$48,233	$66,875	$112,939	$110,351	$143,769
See Notes to Financial Statements
16

Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$45.47	$47.36	$62.59	$46.55	$47.09	$42.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.51	$0.36	$0.31	$0.37	$0.53
Net realized and unrealized gain (loss)	6.48	1.79	(12.45)	17.08	0.18(g)	6.27
Total from investment operations	$6.69	$2.30	$(12.09)	$17.39	$0.55	$6.80
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.36)	$(0.30)	$(0.34)	$(0.56)	$(0.53)
From net realized gain	(3.64)	(3.83)	(2.84)	(1.01)	(0.53)	(1.75)
Total distributions declared to shareholders	$(4.15)	$(4.19)	$(3.14)	$(1.35)	$(1.09)	$(2.28)
Net asset value, end of period (x)	$48.01	$45.47	$47.36	$62.59	$46.55	$47.09
Total return (%) (r)(s)(t)(x)	14.79(n)	4.64	(20.30)	37.91	1.10	16.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91(a)	0.97	0.91	0.89	0.91	0.92
Expenses after expense reductions (f)	0.89(a)	0.96	0.90	0.88	0.90	0.91
Net investment income (loss)	0.84(a)	1.05	0.67	0.53	0.80	1.21
Portfolio turnover	12(n)	8	8	10	9	7
Net assets at end of period (000 omitted)	$878,177	$825,333	$946,778	$1,245,750	$908,819	$947,284
See Notes to Financial Statements
17

Financial Highlights – continued
Class R1	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$38.10	$40.35	$54.00	$40.41	$40.97	$37.25
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$0.01	$(0.17)	$(0.23)	$(0.09)	$0.09
Net realized and unrealized gain (loss)	5.43	1.57	(10.64)	14.83	0.15(g)	5.47
Total from investment operations	$5.40	$1.58	$(10.81)	$14.60	$0.06	$5.56
Less distributions declared to shareholders
From net investment income	$(0.07)	$—	$—	$—	$(0.09)	$(0.09)
From net realized gain	(3.64)	(3.83)	(2.84)	(1.01)	(0.53)	(1.75)
Total distributions declared to shareholders	$(3.71)	$(3.83)	$(2.84)	$(1.01)	$(0.62)	$(1.84)
Net asset value, end of period (x)	$39.79	$38.10	$40.35	$54.00	$40.41	$40.97
Total return (%) (r)(s)(t)(x)	14.21(n)	3.60	(21.09)	36.57	0.08	15.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90(a)	1.97	1.91	1.89	1.91	1.92
Expenses after expense reductions (f)	1.89(a)	1.95	1.90	1.87	1.90	1.91
Net investment income (loss)	(0.16)(a)	0.03	(0.36)	(0.46)	(0.23)	0.22
Portfolio turnover	12(n)	8	8	10	9	7
Net assets at end of period (000 omitted)	$948	$953	$1,260	$2,081	$1,556	$2,485
See Notes to Financial Statements
18

Financial Highlights – continued
Class R2	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$42.37	$44.36	$58.85	$43.83	$44.38	$40.21
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.25	$0.08	$0.02	$0.13	$0.31
Net realized and unrealized gain (loss)	6.04	1.70	(11.68)	16.09	0.16(g)	5.91
Total from investment operations	$6.12	$1.95	$(11.60)	$16.11	$0.29	$6.22
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.11)	$(0.05)	$(0.08)	$(0.31)	$(0.30)
From net realized gain	(3.64)	(3.83)	(2.84)	(1.01)	(0.53)	(1.75)
Total distributions declared to shareholders	$(3.89)	$(3.94)	$(2.89)	$(1.09)	$(0.84)	$(2.05)
Net asset value, end of period (x)	$44.60	$42.37	$44.36	$58.85	$43.83	$44.38
Total return (%) (r)(s)(t)(x)	14.51(n)	4.13	(20.70)	37.22	0.59	16.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.41(a)	1.47	1.41	1.39	1.41	1.42
Expenses after expense reductions (f)	1.39(a)	1.45	1.40	1.38	1.40	1.41
Net investment income (loss)	0.33(a)	0.56	0.16	0.04	0.30	0.76
Portfolio turnover	12(n)	8	8	10	9	7
Net assets at end of period (000 omitted)	$21,998	$21,904	$24,652	$36,791	$27,772	$37,042
See Notes to Financial Statements
19

Financial Highlights – continued
Class R3	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$43.58	$45.54	$60.32	$44.89	$45.46	$41.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.36	$0.21	$0.16	$0.24	$0.41
Net realized and unrealized gain (loss)	6.22	1.75	(11.97)	16.49	0.17(g)	6.06
Total from investment operations	$6.36	$2.11	$(11.76)	$16.65	$0.41	$6.47
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.24)	$(0.18)	$(0.21)	$(0.45)	$(0.42)
From net realized gain	(3.64)	(3.83)	(2.84)	(1.01)	(0.53)	(1.75)
Total distributions declared to shareholders	$(4.02)	$(4.07)	$(3.02)	$(1.22)	$(0.98)	$(2.17)
Net asset value, end of period (x)	$45.92	$43.58	$45.54	$60.32	$44.89	$45.46
Total return (%) (r)(s)(t)(x)	14.65(n)	4.38	(20.50)	37.60	0.83	16.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16(a)	1.21	1.16	1.14	1.16	1.17
Expenses after expense reductions (f)	1.14(a)	1.20	1.15	1.13	1.15	1.16
Net investment income (loss)	0.58(a)	0.76	0.41	0.29	0.54	0.97
Portfolio turnover	12(n)	8	8	10	9	7
Net assets at end of period (000 omitted)	$49,292	$47,924	$66,160	$88,285	$70,852	$91,019
See Notes to Financial Statements
20

Financial Highlights – continued
Class R4	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$44.21	$46.16	$61.08	$45.44	$45.98	$41.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.48	$0.35	$0.30	$0.36	$0.54
Net realized and unrealized gain (loss)	6.31	1.76	(12.13)	16.69	0.17(g)	6.09
Total from investment operations	$6.51	$2.24	$(11.78)	$16.99	$0.53	$6.63
Less distributions declared to shareholders
From net investment income	$(0.50)	$(0.36)	$(0.30)	$(0.34)	$(0.54)	$(0.53)
From net realized gain	(3.64)	(3.83)	(2.84)	(1.01)	(0.53)	(1.75)
Total distributions declared to shareholders	$(4.14)	$(4.19)	$(3.14)	$(1.35)	$(1.07)	$(2.28)
Net asset value, end of period (x)	$46.58	$44.21	$46.16	$61.08	$45.44	$45.98
Total return (%) (r)(s)(t)(x)	14.80(n)	4.64	(20.29)	37.94	1.09	16.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90(a)	0.96	0.91	0.89	0.91	0.92
Expenses after expense reductions (f)	0.89(a)	0.95	0.90	0.88	0.90	0.91
Net investment income (loss)	0.83(a)	1.02	0.67	0.53	0.80	1.25
Portfolio turnover	12(n)	8	8	10	9	7
Net assets at end of period (000 omitted)	$38,585	$37,594	$70,784	$95,164	$84,424	$97,861
See Notes to Financial Statements
21

Financial Highlights – continued
Class R6	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$45.52	$47.42	$62.65	$46.58	$47.13	$42.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.55	$0.39	$0.36	$0.41	$0.59
Net realized and unrealized gain (loss)	6.49	1.79	(12.43)	17.11	0.17(g)	6.26
Total from investment operations	$6.72	$2.34	$(12.04)	$17.47	$0.58	$6.85
Less distributions declared to shareholders
From net investment income	$(0.56)	$(0.41)	$(0.35)	$(0.39)	$(0.60)	$(0.58)
From net realized gain	(3.64)	(3.83)	(2.84)	(1.01)	(0.53)	(1.75)
Total distributions declared to shareholders	$(4.20)	$(4.24)	$(3.19)	$(1.40)	$(1.13)	$(2.33)
Net asset value, end of period (x)	$48.04	$45.52	$47.42	$62.65	$46.58	$47.13
Total return (%) (r)(s)(t)(x)	14.84(n)	4.73	(20.22)	38.06	1.17	17.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82(a)	0.88	0.82	0.80	0.82	0.83
Expenses after expense reductions (f)	0.81(a)	0.86	0.80	0.78	0.81	0.82
Net investment income (loss)	0.93(a)	1.14	0.73	0.63	0.89	1.35
Portfolio turnover	12(n)	8	8	10	9	7
Net assets at end of period (000 omitted)	$784,832	$704,044	$765,274	$1,363,474	$976,055	$923,304

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
22

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Global Equity Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
23

Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted
24

Notes to Financial Statements (unaudited) - continued
quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,320,114,584	$—	$—	$1,320,114,584
France	12,662,351	252,027,355	—	264,689,706
United Kingdom	36,223,616	173,762,085	—	209,985,701
Switzerland	43,066,552	153,534,866	—	196,601,418
Canada	84,969,698	—	—	84,969,698
Spain	—	76,980,641	—	76,980,641
Germany	62,192,612	13,300,081	—	75,492,693
Japan	—	63,551,968	—	63,551,968
Netherlands	41,960,928	18,684,854	—	60,645,782
Other Countries	67,687,111	58,142,345	—	125,829,456
Mutual Funds	9,106,121	—	—	9,106,121
Total	$1,677,983,573	$809,984,195	$—	$2,487,967,768
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days.  The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned.  On loans collateralized by cash, the cash collateral is invested in a money market fund.  The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day.  The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the
25

Notes to Financial Statements (unaudited) - continued
fund the market value of the loaned securities.  In return, the lending agent assumes the fund's rights to the related collateral.  If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent.  On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent.  Income from securities lending is separately reported in the Statement of Operations.  The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At April 30, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the
26

Notes to Financial Statements (unaudited) - continued
applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. These reclaims are recorded only when certainty exists as to the likelihood of receipt and the potential timing of payment. For the six months ended April 30, 2024, estimated professional fees associated with recovering these foreign taxes accrued for in the prior year were reduced by $314,524 pursuant to agreed upon limitations and are reflected as Reduction of tax reclaim recovery expenses in the Statement of Operations.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/23
Ordinary income (including any short-term capital gains)	$17,800,892
Long-term capital gains	208,591,053
Total distributions	$226,391,945
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/24
Cost of investments	$1,412,018,720
Gross appreciation	1,121,695,737
Gross depreciation	(45,746,689)
Net unrealized appreciation (depreciation)	$1,075,949,048
As of 10/31/23
Undistributed ordinary income	23,211,863
Undistributed long-term capital gain	183,091,278
Other temporary differences	1,718,865
Net unrealized appreciation (depreciation)	850,707,456
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
27

Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/24	Year ended 10/31/23
Class A	$56,214,288	$56,773,747
Class B	428,007	669,191
Class C	4,358,962	6,363,794
Class I	73,301,804	79,956,425
Class R1	84,025	120,143
Class R2	1,858,228	2,165,712
Class R3	4,253,730	5,734,624
Class R4	3,416,459	6,351,042
Class R6	63,127,108	68,257,267
Total	$207,042,611	$226,391,945
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.75%
In excess of $2 billion and up to $5 billion	0.65%
In excess of $5 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2025. For the six months ended April 30, 2024, this management fee reduction amounted to $165,380, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2024 was equivalent to an annual effective rate of 0.77% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $23,302 for the six months ended April 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
28

Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 859,147
Class B	0.75%	0.25%	1.00%	1.00%	24,391
Class C	0.75%	0.25%	1.00%	1.00%	240,629
Class R1	0.75%	0.25%	1.00%	1.00%	4,999
Class R2	0.25%	0.25%	0.50%	0.50%	57,635
Class R3	—	0.25%	0.25%	0.25%	63,921
Total Distribution and Service Fees					$1,250,722
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2024, this rebate amounted to $62, $23, and $6 for Class A, Class C, and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2024, were as follows:
Amount
Class A	$4,248
Class B	527
Class C	1,265
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2024, the fee was $91,546, which equated to 0.0072% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing
29

Notes to Financial Statements (unaudited) - continued
costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $791,608.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended April 30, 2024 was equivalent to an annual effective rate of 0.0146% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees.  As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $157 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2024. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $2,778 at April 30, 2024, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities. The deferred retirement benefits compensation fee is accrued daily and paid monthly.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended April 30, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $19,797,511 and $1,240,383, respectively. The sales transactions resulted in net realized gains (losses) of $1,120,529.
(4) Portfolio Securities
For the six months ended April 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $293,451,817 and $439,552,939, respectively.
30

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	724,447	$33,938,747	1,227,799	$57,549,982
Class B	8	334	4,783	190,941
Class C	39,581	1,550,946	96,909	3,831,635
Class I	1,897,102	92,263,484	3,500,747	170,322,941
Class R1	1,747	70,812	1,957	80,231
Class R2	38,697	1,747,615	68,253	3,103,653
Class R3	88,595	4,151,713	236,317	11,088,509
Class R4	49,313	2,334,439	158,710	7,523,626
Class R6	2,124,336	103,049,473	3,188,324	155,442,861
	4,963,826	$239,107,563	8,483,799	$409,134,379
Shares issued to shareholders in reinvestment of distributions
Class A	1,136,943	$52,265,255	1,160,093	$52,401,412
Class B	10,442	426,676	16,253	658,392
Class C	109,757	4,208,085	158,815	6,071,575
Class I	1,444,609	68,777,854	1,595,642	74,420,734
Class R1	2,122	84,025	3,047	120,143
Class R2	41,501	1,838,475	49,186	2,146,951
Class R3	93,325	4,253,730	128,005	5,734,624
Class R4	72,349	3,341,798	138,049	6,259,160
Class R6	1,287,066	61,302,968	1,401,301	65,370,701
	4,198,114	$196,498,866	4,650,391	$213,183,692
Shares reacquired
Class A	(1,506,251)	$(70,873,736)	(2,274,823)	$(106,529,462)
Class B	(39,691)	(1,668,030)	(70,451)	(2,969,780)
Class C	(355,897)	(14,082,557)	(654,700)	(26,003,459)
Class I	(3,201,936)	(155,584,998)	(6,935,650)	(337,880,178)
Class R1	(5,078)	(210,947)	(11,212)	(434,867)
Class R2	(103,945)	(4,752,791)	(156,128)	(7,077,120)
Class R3	(208,223)	(9,687,727)	(717,381)	(33,399,644)
Class R4	(143,630)	(6,821,520)	(979,885)	(46,422,945)
Class R6	(2,541,749)	(124,649,453)	(5,262,278)	(256,062,505)
	(8,106,400)	$(388,331,759)	(17,062,508)	$(816,779,960)
31

Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Net change
Class A	355,139	$15,330,266	113,069	$3,421,932
Class B	(29,241)	(1,241,020)	(49,415)	(2,120,447)
Class C	(206,559)	(8,323,526)	(398,976)	(16,100,249)
Class I	139,775	5,456,340	(1,839,261)	(93,136,503)
Class R1	(1,209)	(56,110)	(6,208)	(234,493)
Class R2	(23,747)	(1,166,701)	(38,689)	(1,826,516)
Class R3	(26,303)	(1,282,284)	(353,059)	(16,576,511)
Class R4	(21,968)	(1,145,283)	(683,126)	(32,640,159)
Class R6	869,653	39,702,988	(672,653)	(35,248,943)
	1,055,540	$47,274,670	(3,928,318)	$(194,461,889)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2024, the fund’s commitment fee and interest expense were $6,260 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
32

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,972,726	$251,852,979	$251,715,338	$(3,354)	$(892)	$9,106,121

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$272,852	$—
33

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2024 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2023 to December 31, 2023 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
34

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Shareholder Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
35

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
April 30, 2024
MFS®  Global Total
Return Fund
MWT-SEM

MFS® Global Total
Return Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Top ten holdings (i)
USD Interest Rate Swap, Receive 3.412% - JUN 2027	3.3%
U.S. Treasury Note 2 yr Future - JUN 2024	1.5%
Cigna Group	1.2%
Republic of Italy, 4.1%, 2/01/2029	1.2%
Roche Holding AG	1.1%
People’s Republic of China, 3.13%, 11/21/2029	1.1%
UBS Group AG	1.1%
Comcast Corp., “A”	1.0%
Euro-Bund 10 yr Future - JUN 2024	(1.3)%
Euro-Schatz 2 yr Future - JUN 2024	(2.3)%
Composition including fixed income credit quality (a)(i)
AAA	5.4%
AA	3.2%
A	10.4%
BBB	10.7%
CCC	0.1%
U.S. Government	1.7%
Federal Agencies	5.1%
Not Rated	2.3%
Non-Fixed Income	60.5%
Cash & Cash Equivalents	1.4%
Other	(0.8)%
GICS equity sectors (g)
Financials	14.1%
Industrials	9.8%
Health Care	6.9%
Consumer Staples	6.6%
Information Technology	5.6%
Energy	5.0%
Communication Services	3.7%
Materials	3.1%
Consumer Discretionary	2.8%
Utilities	2.5%
Real Estate	0.3%
Convertible Debt	0.1%

Portfolio Composition - continued
Fixed income sectors (i)
Investment Grade Corporates	10.6%
Non-U.S. Government Bonds	8.2%
U.S. Treasury Securities	5.8%
Emerging Markets Bonds	5.7%
Mortgage-Backed Securities	5.1%
Collateralized Debt Obligations	1.5%
Commercial Mortgage-Backed Securities	1.0%
Municipal Bonds	0.7%
Asset-Backed Securities	0.4%
Residential Mortgage-Backed Securities	0.3%
U.S. Government Agencies (o)	0.0%
High Yield Corporates	(0.4)%
Issuer country weightings (i)(x)
United States	53.5%
Japan	7.1%
United Kingdom	6.3%
France	5.7%
Canada	3.3%
Italy	3.1%
Switzerland	3.1%
China	2.8%
South Korea	2.6%
Other Countries	12.5%
Currency exposure weightings (i)(y)
United States Dollar	52.8%
Euro	17.1%
Japanese Yen	8.3%
British Pound Sterling	6.1%
Swiss Franc	2.8%
Canadian Dollar	2.5%
Chinese Renminbi	2.2%
South Korean Won	1.6%
Chinese Yuan Offshore	1.5%
Other Currencies	5.1%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs and Options on ETFs, and/or commodity-linked derivatives.
The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of April 30, 2024.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2023 through April 30, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/23	Ending Account Value 4/30/24	Expenses Paid During Period (p) 11/01/23-4/30/24
A	Actual	1.08%	$1,000.00	$1,119.57	$5.69
	Hypothetical (h)	1.08%	$1,000.00	$1,019.49	$5.42
B	Actual	1.83%	$1,000.00	$1,115.81	$9.63
	Hypothetical (h)	1.83%	$1,000.00	$1,015.76	$9.17
C	Actual	1.83%	$1,000.00	$1,115.77	$9.63
	Hypothetical (h)	1.83%	$1,000.00	$1,015.76	$9.17
I	Actual	0.83%	$1,000.00	$1,121.40	$4.38
	Hypothetical (h)	0.83%	$1,000.00	$1,020.74	$4.17
R1	Actual	1.83%	$1,000.00	$1,115.17	$9.62
	Hypothetical (h)	1.83%	$1,000.00	$1,015.76	$9.17
R2	Actual	1.33%	$1,000.00	$1,118.77	$7.01
	Hypothetical (h)	1.33%	$1,000.00	$1,018.25	$6.67
R3	Actual	1.08%	$1,000.00	$1,119.39	$5.69
	Hypothetical (h)	1.08%	$1,000.00	$1,019.49	$5.42
R4	Actual	0.83%	$1,000.00	$1,120.73	$4.38
	Hypothetical (h)	0.83%	$1,000.00	$1,020.74	$4.17
R6	Actual	0.74%	$1,000.00	$1,121.90	$3.90
	Hypothetical (h)	0.74%	$1,000.00	$1,021.18	$3.72
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
4/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 59.8%
Aerospace & Defense – 1.2%
General Dynamics Corp.	31,430	$9,023,238
Honeywell International, Inc.	18,845	3,631,997
L3Harris Technologies, Inc.	15,595	3,338,110
		$15,993,345
Airlines – 0.1%
Air Canada (a)	98,277	$1,450,615
Alcoholic Beverages – 1.3%
Ambev S.A.	734,300	$1,718,165
Diageo PLC	166,067	5,726,567
Heineken N.V.	38,724	3,773,087
Kirin Holdings Co. Ltd.	177,600	2,587,647
Pernod Ricard S.A.	15,505	2,341,340
		$16,146,806
Apparel Manufacturers – 0.4%
Compagnie Financiere Richemont S.A.	30,222	$4,182,194
PVH Corp.	5,143	559,559
		$4,741,753
Automotive – 1.4%
Aptiv PLC (a)	56,086	$3,982,106
Bridgestone Corp.	10,700	472,267
Compagnie Generale des Etablissements Michelin	108,452	4,167,125
Lear Corp.	26,138	3,289,990
LKQ Corp.	106,834	4,607,751
Stellantis N.V.	87,204	1,937,687
		$18,456,926
Biotechnology – 0.0%
Biogen, Inc. (a)	2,384	$512,131
Broadcasting – 0.8%
Omnicom Group, Inc.	114,966	$10,673,443
Brokerage & Asset Managers – 1.8%
Bank of New York Mellon Corp.	83,963	$4,743,070
Cboe Global Markets, Inc.	17,489	3,168,132
Charles Schwab Corp.	170,000	12,571,500
CME Group, Inc.	11,582	2,428,051
		$22,910,753

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – 1.9%
Accenture PLC, “A”	13,417	$4,037,309
CGI, Inc. (a)	22,940	2,324,411
Experian PLC	73,619	2,969,929
Fidelity National Information Services, Inc.	40,841	2,773,921
Fiserv, Inc. (a)	35,444	5,411,236
SCSK Corp.	35,600	646,704
Secom Co. Ltd.	71,400	4,970,814
TriNet Group, Inc.	7,788	781,682
Verisk Analytics, Inc., “A”	4,407	960,550
		$24,876,556
Cable TV – 1.0%
Comcast Corp., “A”	346,986	$13,223,636
Chemicals – 0.6%
Nutrien Ltd.	34,057	$1,795,807
PPG Industries, Inc.	43,625	5,627,625
		$7,423,432
Computer Software – 0.9%
Dun & Bradstreet Holdings, Inc.	363,717	$3,309,825
Microsoft Corp.	20,756	8,080,933
		$11,390,758
Computer Software - Systems – 2.9%
Amadeus IT Group S.A.	35,760	$2,268,941
Capgemini	27,206	5,715,866
Fujitsu Ltd.	324,000	4,980,086
Hitachi Ltd.	90,200	8,305,758
Hon Hai Precision Industry Co. Ltd.	1,426,000	6,805,267
Samsung Electronics Co. Ltd.	165,162	9,141,403
		$37,217,321
Construction – 2.0%
Anhui Conch Cement Co. Ltd.	771,500	$1,788,915
Compagnie de Saint-Gobain S.A.	53,635	4,229,664
Heidelberg Materials AG	34,346	3,466,865
Masco Corp.	154,293	10,561,356
Stanley Black & Decker, Inc.	22,730	2,077,522
Techtronic Industries Co. Ltd.	276,500	3,843,894
		$25,968,216

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.6%
Colgate-Palmolive Co.	57,397	$5,275,932
Kenvue, Inc.	212,536	3,999,928
Kimberly-Clark Corp.	59,645	8,143,332
Reckitt Benckiser Group PLC	61,080	3,410,090
		$20,829,282
Electrical Equipment – 2.2%
Johnson Controls International PLC	154,357	$10,044,010
Legrand S.A.	31,723	3,260,782
Mitsubishi Electric Corp.	238,900	4,174,384
Schneider Electric SE	48,490	11,043,295
		$28,522,471
Electronics – 2.4%
Analog Devices, Inc.	6,239	$1,251,606
Intel Corp.	129,877	3,957,352
Kyocera Corp.	349,700	4,256,488
Lam Research Corp.	3,765	3,367,454
Novatek Microelectronics Corp.	89,000	1,683,460
NVIDIA Corp.	2,518	2,175,602
NXP Semiconductors N.V.	33,123	8,485,781
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	40,300	5,534,802
		$30,712,545
Energy - Independent – 2.3%
ConocoPhillips	78,853	$9,905,514
Hess Corp.	42,878	6,752,856
Phillips 66	48,830	6,992,944
Pioneer Natural Resources Co.	8,910	2,399,641
Valero Energy Corp.	23,280	3,721,774
		$29,772,729
Energy - Integrated – 2.7%
Aker BP ASA	18,221	$442,099
Eni S.p.A.	696,206	11,177,312
Exxon Mobil Corp.	11,296	1,335,978
Harbour Energy PLC	191,196	685,965
LUKOIL PJSC (a)(u)	8,038	0
PetroChina Co. Ltd.	5,424,000	5,095,028
Suncor Energy, Inc.	210,323	8,025,473
TotalEnergies SE	110,254	8,008,044
		$34,769,899

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 0.1%
Doosan Bobcat, Inc.	45,563	$1,695,830
Food & Beverages – 1.0%
Danone S.A.	56,137	$3,510,490
General Mills, Inc.	101,246	7,133,793
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	227,600	898,671
Nomad Foods Ltd.	27,705	500,352
WH Group Ltd.	745,000	540,816
		$12,584,122
Food & Drug Stores – 0.8%
Tesco PLC	2,867,630	$10,580,870
Gaming & Lodging – 0.2%
Aristocrat Leisure Ltd.	25,183	$645,143
Ryman Hospitality Properties, Inc., REIT	17,524	1,848,432
		$2,493,575
Health Maintenance Organizations – 1.2%
Cigna Group	44,340	$15,831,154
Insurance – 3.7%
Aon PLC	31,727	$8,947,331
China Pacific Insurance Co. Ltd.	300,000	655,791
Chubb Ltd.	30,209	7,511,166
Corebridge Financial, Inc.	121,912	3,237,983
DB Insurance Co. Ltd.	13,884	974,596
Equitable Holdings, Inc.	121,031	4,467,254
Hartford Financial Services Group, Inc.	21,076	2,042,054
Manulife Financial Corp.	321,261	7,493,328
MetLife, Inc.	43,229	3,072,717
Samsung Fire & Marine Insurance Co. Ltd.	6,317	1,408,029
Travelers Cos., Inc.	5,715	1,212,494
Willis Towers Watson PLC	24,155	6,066,287
		$47,089,030
Internet – 0.6%
Alphabet, Inc., “A”	36,323	$5,912,658
Informa PLC	131,325	1,297,418
		$7,210,076
Machinery & Tools – 1.5%
Eaton Corp. PLC	29,528	$9,397,581
Kubota Corp.	199,300	3,201,323
Regal Rexnord Corp.	24,402	3,937,751

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Volvo Group	133,123	$3,405,329
		$19,941,984
Major Banks – 6.6%
ABN AMRO Group N.V., GDR	209,595	$3,359,201
Bank of America Corp.	269,879	9,988,222
BNP Paribas S.A.	131,862	9,430,032
DBS Group Holdings Ltd.	202,990	5,189,811
Erste Group Bank AG	24,934	1,161,410
Goldman Sachs Group, Inc.	28,892	12,328,505
JPMorgan Chase & Co.	60,851	11,667,571
Mitsubishi UFJ Financial Group, Inc.	843,000	8,390,791
NatWest Group PLC	2,537,124	9,555,649
UBS Group AG	518,873	13,575,066
		$84,646,258
Medical & Health Technology & Services – 0.6%
ICON PLC (a)	10,566	$3,147,400
McKesson Corp.	8,521	4,577,566
		$7,724,966
Medical Equipment – 0.9%
Becton, Dickinson and Co.	19,457	$4,564,612
Boston Scientific Corp. (a)	22,773	1,636,696
Medtronic PLC	68,495	5,496,039
		$11,697,347
Metals & Mining – 1.7%
Fortescue Ltd.	216,250	$3,606,389
Glencore PLC	846,921	4,932,276
Rio Tinto PLC	116,299	7,925,579
Toyota Tsusho Corp.	57,500	3,650,515
Vale S.A.	187,000	2,279,249
		$22,394,008
Other Banks & Diversified Financials – 1.5%
Julius Baer Group Ltd.	72,029	$3,878,800
KB Financial Group, Inc.	25,066	1,358,353
M&T Bank Corp.	9,424	1,360,731
Northern Trust Corp.	89,051	7,336,912
Popular, Inc.	8,671	736,948
Sberbank of Russia PJSC (a)(u)	780,516	0
Truist Financial Corp.	128,214	4,814,436
		$19,486,180

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 4.1%
AbbVie, Inc.	45,728	$7,437,202
Bayer AG	54,043	1,577,403
Johnson & Johnson	84,263	12,183,587
Organon & Co.	248,519	4,624,938
Pfizer, Inc.	320,286	8,205,727
Roche Holding AG	61,135	14,625,898
Sanofi	41,734	4,114,823
Santen Pharmaceutical Co. Ltd.	56,400	545,172
		$53,314,750
Printing & Publishing – 0.4%
RELX PLC	55,701	$2,291,471
Wolters Kluwer N.V.	22,761	3,403,218
		$5,694,689
Railroad & Shipping – 0.5%
Union Pacific Corp.	24,640	$5,843,622
Real Estate – 0.2%
Brixmor Property Group, Inc., REIT	48,376	$1,069,109
Highwoods Properties, Inc., REIT	31,713	830,881
NNN REIT, Inc.	15,554	630,404
		$2,530,394
Restaurants – 0.4%
Pluxee N.V. (a)	36,088	$1,112,644
Sodexo	48,771	4,254,957
		$5,367,601
Specialty Chemicals – 0.5%
Akzo Nobel N.V.	36,121	$2,388,473
Axalta Coating Systems Ltd. (a)	80,801	2,540,384
Nitto Denko Corp.	16,600	1,368,912
		$6,297,769
Specialty Stores – 0.8%
Home Depot, Inc.	6,554	$2,190,478
NEXT PLC	12,143	1,361,474
PDD Holdings, Inc., ADR (a)	4,607	576,704
Ross Stores, Inc.	9,361	1,212,717
Shimamura Co. Ltd.	14,400	709,107
Target Corp.	23,318	3,753,732
		$9,804,212

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 1.1%
KDDI Corp.		252,000	$7,011,125
T-Mobile USA, Inc.		39,899	6,550,219
			$13,561,344
Telephone Services – 0.3%
Hellenic Telecommunications Organization S.A.		116,781	$1,779,698
Quebecor, Inc., “B”		77,189	1,597,439
			$3,377,137
Tobacco – 1.1%
Altria Group, Inc.		37,838	$1,657,683
British American Tobacco PLC		180,738	5,297,208
Japan Tobacco, Inc.		71,300	1,914,928
Philip Morris International, Inc.		56,724	5,385,376
			$14,255,195
Utilities - Electric Power – 2.5%
Chubu Electric Power Co., Inc.		43,800	$563,289
CLP Holdings Ltd.		60,500	477,182
Duke Energy Corp.		35,120	3,450,891
E.ON SE		364,079	4,808,319
Edison International		68,505	4,867,965
Iberdrola S.A.		415,286	5,101,154
National Grid PLC		386,696	5,076,432
PG&E Corp.		355,792	6,087,601
Vistra Corp.		17,703	1,342,596
Xcel Energy, Inc.		13,345	717,027
			$32,492,456
Total Common Stocks (Identified Cost, $535,141,532)			$771,507,186
Bonds – 37.8%
Aerospace & Defense – 0.1%
Boeing Co., 6.388%, 5/01/2031 (n)(w)		$256,000	$257,150
Boeing Co., 5.805%, 5/01/2050		1,073,000	949,523
Thales S.A., 4.25%, 10/18/2031	EUR	400,000	441,112
			$1,647,785
Airlines – 0.0%
Easy Jet PLC, 3.75%, 3/20/2031	EUR	410,000	$428,063
Apparel Manufacturers – 0.0%
Tapestry, Inc., 3.05%, 3/15/2032		$448,000	$355,832

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – 3.2%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.126%, 11/15/2054 (i)	$7,168,476	$329,836
ACREC 2021-FL1 Ltd., “C”, FLR, 7.583% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	1,125,500	1,090,518
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.935% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	423,000	413,190
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 7.035% ((SOFR - 1mo. + 0.11448%) + 1.6%), 5/15/2036 (n)	289,000	285,265
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 7.385% ((SOFR - 1mo. + 0.11448%) + 1.95%), 5/15/2036 (n)	857,500	842,765
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 7.43% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	1,712,000	1,696,123
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.63% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	1,648,500	1,620,089
AREIT 2022-CRE6 Trust, “B”, FLR, 7.18% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	620,000	606,429
AREIT 2022-CRE6 Trust, “C”, FLR, 7.48% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	312,000	298,921
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.725%, 4/15/2053 (i)	1,420,345	82,984
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.404%, 7/15/2054 (i)	5,792,731	363,752
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.727%, 2/15/2054 (i)	5,307,358	416,206
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.263%, 3/15/2054 (i)	4,596,295	233,529
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.996%, 6/15/2054 (i)	10,642,419	444,358
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.374%, 7/15/2054 (i)	13,893,182	801,373
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.382%, 8/15/2054 (i)	13,092,818	817,546
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)	522,000	518,612
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.485% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	388,000	380,882
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.735% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	352,000	344,212
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	295,000	294,651

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.73% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	$1,400,000	$1,302,498
BXMT 2021-FL4 Ltd., “B”, FLR, 6.981% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)	1,996,500	1,848,193
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	516,568	501,260
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	367,188	344,172
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	486,665	485,517
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026	184,963	184,623
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)	716,307	709,437
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.88%, 4/15/2054 (i)	6,759,183	248,048
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.083%, 6/15/2063 (i)	6,593,277	316,537
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.144%, 6/15/2064 (i)	6,152,730	316,792
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.917%, 4/15/2065	1,304,000	1,110,370
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	1,721,000	1,731,950
Credit Acceptance Auto Loan Trust, 2021-3A, “A”, 1%, 5/15/2030 (n)	235,881	234,760
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	206,400	206,177
Empire District Bondco LLC, 4.943%, 1/01/2033	772,000	756,603
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.58% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	592,000	575,795
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 6.984% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/16/2038 (n)	1,454,000	1,410,505
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)	266,727	266,692
MF1 2021-FL5 Ltd., “AS”, FLR, 6.631% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	1,360,000	1,351,092
MF1 2021-FL5 Ltd., “C”, FLR, 7.13% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	225,000	221,284
MF1 2021-FL6 Ltd., “AS”, FLR, 6.883% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/16/2036 (n)	2,200,000	2,167,959
MF1 2021-FL6 Ltd., “B”, FLR, 7.083% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)	1,400,000	1,362,415

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2022-FL8 Ltd., “A”, FLR, 6.669% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)		$484,332	$480,746
MF1 2022-FL8 Ltd., “B”, FLR, 7.269% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		604,312	592,606
MF1 2024-FL14 LLC, “A”, FLR, 7.055% (SOFR - 1mo. + 1.737%), 3/19/2039 (n)		1,593,000	1,592,466
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.411%, 5/15/2054 (i)		4,650,085	271,882
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.319%, 6/15/2054 (i)		9,564,012	503,908
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 6.58% (SOFR - 30 day + 1.25%), 5/25/2027 (n)		525,000	525,136
OBX Trust, 2023-NQM5, “A1”, 5.988%, 12/01/2064 (n)		217,890	215,979
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		750,969	743,943
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		1,349,439	1,341,101
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)		281,599	280,323
RAC Bond Co. PLC, 4.87%, 5/06/2026	GBP	530,000	645,346
Starwood Commercial Mortgage, 2021-FL2, “A”, FLR, 6.633% ((SOFR - 1mo. + 0.11448%) + 1.2%), 4/18/2038 (n)		$1,242,549	1,221,726
Starwood Commercial Mortgage, 2021-FL2, “AS”, FLR, 6.883% ((SOFR - 1mo. + 0.11448%) + 1.45%), 4/18/2038 (n)		1,400,000	1,346,443
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.83% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)		700,000	683,294
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)		767,357	758,430
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.646%, 8/15/2054 (i)		6,832,856	498,097
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.18% (SOFR - 30 day + 0.85%), 6/15/2026 (n)		107,467	107,551
			$41,342,897
Automotive – 0.3%
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026		$420,000	$426,381
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029		615,000	604,367
Ford Motor Credit Co. LLC, 4.445%, 2/14/2030	EUR	350,000	375,105

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Automotive – continued
Hyundai Capital America, 6.375%, 4/08/2030 (n)		$567,000	$582,266
LKQ Corp., 6.25%, 6/15/2033		418,000	420,487
Mercedes-Benz International Finance B.V., 3.25%, 1/10/2032	EUR	520,000	543,607
Volkswagen Leasing GmbH, 4%, 4/11/2031		620,000	660,979
			$3,613,192
Broadcasting – 0.2%
Discovery Communications LLC, 4.125%, 5/15/2029		$274,000	$250,519
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	2,100,000	1,890,344
Walt Disney Co., 3.5%, 5/13/2040		$658,000	512,465
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		285,000	245,495
			$2,898,823
Brokerage & Asset Managers – 0.3%
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029		$335,000	$335,527
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		328,000	332,585
Low Income Investment Fund, 3.386%, 7/01/2026		285,000	265,881
Low Income Investment Fund, 3.711%, 7/01/2029		760,000	682,708
LPL Holdings, Inc., 4%, 3/15/2029 (n)		1,394,000	1,264,023
LSEG Netherlands B.V., 4.231%, 9/29/2030	EUR	510,000	559,684
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)		$450,000	437,149
			$3,877,557
Building – 0.1%
CRH SMW Finance DAC, 4%, 7/11/2031	EUR	470,000	$508,858
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	650,000	608,267
Vulcan Materials Co., 3.5%, 6/01/2030		$657,000	590,175
			$1,707,300
Business Services – 0.2%
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	825,000	$832,766
Fiserv, Inc., 4.4%, 7/01/2049		$620,000	495,351
Mastercard, Inc., 3.85%, 3/26/2050		395,000	305,915
Wolters Kluwer N.V., 3.25%, 3/18/2029	EUR	470,000	494,476
			$2,128,508

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$167,000	$157,798
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		221,000	154,625
Cox Communications, Inc., 5.45%, 9/15/2028 (n)		665,000	661,487
SES S.A., 3.5%, 1/14/2029	EUR	580,000	590,639
			$1,564,549
Computer Software – 0.1%
Microsoft Corp., 2.921%, 3/17/2052		$753,000	$496,309
Oracle Corp., 4%, 7/15/2046		558,000	413,398
			$909,707
Conglomerates – 0.3%
nVent Finance S.à r.l., 5.65%, 5/15/2033		$775,000	$764,930
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)		1,184,000	1,181,712
Siemens Financieringsmaatschappij N.V., 3.375%, 2/22/2037	EUR	500,000	521,376
Siemens Financieringsmaatschappij N.V., 3.625%, 2/24/2043		500,000	524,753
Veralto Corp., 4.15%, 9/19/2031		457,000	489,895
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		$598,000	575,578
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		324,000	318,509
			$4,376,753
Consumer Products – 0.1%
Kenvue, Inc., 5.05%, 3/22/2053		$931,000	$859,686
Consumer Services – 0.1%
Compass Group PLC, 3.25%, 2/06/2031	EUR	230,000	$240,646
Pluxee N.V., 3.75%, 9/04/2032		400,000	419,388
Securitas Treasury Ireland DAC, 4.375%, 3/06/2029		270,000	292,830
Securitas Treasury Ireland DAC, 3.875%, 2/23/2030		292,000	309,659
			$1,262,523
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 3.25%, 9/08/2024		$647,000	$640,981
Arrow Electronics, Inc., 5.875%, 4/10/2034		751,000	723,881
			$1,364,862

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Electronics – 0.1%
Intel Corp., 5.7%, 2/10/2053		$550,000	$525,189
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		279,000	247,783
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033		131,000	124,243
			$897,215
Emerging Market Quasi-Sovereign – 0.5%
Abu Dhabi Development Holding Co. PJSC, 5.375%, 5/08/2029 (n)(w)		$350,000	$348,141
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)		539,000	553,413
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		753,000	728,028
Corporación Nacional del Cobre de Chile, 5.95%, 1/08/2034 (n)		557,000	539,975
First Abu Dhabi Bank PJSC, 6.32%, 4/04/2034		690,000	695,272
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		740,000	738,440
Qatar Petroleum, 3.125%, 7/12/2041		776,000	554,135
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031	EUR	2,200,000	1,796,098
			$5,953,502
Emerging Market Sovereign – 4.6%
Hellenic Republic (Republic of Greece), 3.375%, 6/15/2034	EUR	1,198,000	$1,256,891
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	43,446,000	1,075,239
Oriental Republic of Uruguay, 9.75%, 7/20/2033		40,347,000	1,094,919
People's Republic of China, 3.13%, 11/21/2029	CNY	95,630,000	13,858,287
People's Republic of China, 2.88%, 2/25/2033		89,920,000	12,902,000
Republic of Hungary, 4%, 7/25/2029	EUR	2,015,000	2,125,530
Republic of India, 7.18%, 8/14/2033	INR	209,900,000	2,501,789
Republic of Korea, 2.375%, 12/10/2027	KRW	2,825,000,000	1,962,876
Republic of Korea, 1.875%, 6/10/2029		14,686,970,000	9,786,010
Republic of Korea, 1.375%, 6/10/2030		10,561,200,000	6,733,028
Republic of Poland, 3.625%, 1/11/2034	EUR	1,000,000	1,049,098
Republic of Romania, 6.375%, 1/30/2034 (n)		$516,000	504,132
Republic of Romania, 5.625%, 2/22/2036	EUR	520,000	546,552
United Mexican States, 2.659%, 5/24/2031		$642,000	520,486
United Mexican States, 7.75%, 5/29/2031	MXN	46,200,000	2,388,810
United Mexican States, 6.338%, 5/04/2053		$433,000	402,790

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
United Mexican States, 3.771%, 5/24/2061		$770,000	$466,482
			$59,174,919
Energy - Independent – 0.2%
Diamondback Energy, Inc., 5.75%, 4/18/2054		$675,000	$644,395
Occidental Petroleum Corp., 6.45%, 9/15/2036		810,000	835,914
Pioneer Natural Resources Co., 2.15%, 1/15/2031		715,000	588,699
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		835,000	858,172
			$2,927,180
Energy - Integrated – 0.2%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$489,000	$467,431
BP Capital Markets B.V., 4.323%, 5/12/2035	EUR	610,000	672,015
BP Capital Markets B.V., 0.933%, 12/04/2040		440,000	295,425
Eni S.p.A., 3.875%, 1/15/2034		410,000	433,653
Exxon Mobil Corp., 1.408%, 6/26/2039		690,000	519,360
			$2,387,884
Financial Institutions – 0.3%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		$537,000	$517,329
Citycon Treasury B.V., 6.5%, 3/08/2029	EUR	203,000	217,433
Corporacion Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 5/13/2031		$464,000	395,096
CTP N.V., 4.75%, 2/05/2030	EUR	190,000	203,393
Heimstaden Bostad Treasury B.V., 1%, 4/13/2028		800,000	685,142
Samhallsbyggnadsbolaget i Norden AB, 2.375%, 9/04/2026		565,000	453,015
SBB Treasury Oyj, 0.75%, 12/14/2028		590,000	387,233
VGP N.V., 1.5%, 4/08/2029		500,000	446,929
			$3,305,570
Food & Beverages – 0.6%
Anheuser-Busch InBev S.A./N.V., 2%, 1/23/2035	EUR	985,000	$908,114
Anheuser-Busch InBev S.A./N.V., 3.95%, 3/22/2044		420,000	442,542
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$446,000	395,203
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		512,000	504,110
Bacardi Ltd., 5.15%, 5/15/2038 (n)		658,000	600,330
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		472,000	453,491
Carlsberg Breweries A.S., 4.25%, 10/05/2033	EUR	318,000	351,117
Constellation Brands, Inc., 3.15%, 8/01/2029		$389,000	347,061

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Constellation Brands, Inc., 2.25%, 8/01/2031		$400,000	$320,308
JBS USA Food Co., 6.5%, 12/01/2052		361,000	341,740
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029		621,000	540,099
Kraft Heinz Foods Co., 3.5%, 3/15/2029	EUR	460,000	488,015
Kraft Heinz Foods Co., 4.375%, 6/01/2046		$727,000	582,427
Pernod Ricard S.A., 3.375%, 11/07/2030	EUR	1,000,000	1,052,483
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		$602,000	507,936
			$7,834,976
Gaming & Lodging – 0.1%
IHG Finance LLC, 4.375%, 11/28/2029	EUR	180,000	$195,416
Marriott International, Inc., 2.85%, 4/15/2031		$799,000	670,188
Sands China Ltd., 4.625%, 6/18/2030		782,000	704,021
			$1,569,625
Industrial – 0.0%
Arcadis N.V., 4.875%, 2/28/2028	EUR	477,000	$523,089
Insurance – 0.3%
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$800,000	$644,388
Corebridge Financial, Inc., 4.35%, 4/05/2042		982,000	787,308
Groupe des Assurances du Credit Mutuel, 1.85% to 4/21/2032, FLR (EURIBOR - 3mo. + 2.65%) to 4/21/2042	EUR	700,000	602,988
Lincoln National Corp., 5.852%, 3/15/2034		$903,000	867,556
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		701,000	691,485
			$3,593,725
Insurance - Health – 0.0%
Bupa Finance PLC, 4%, 3/24/2172	GBP	409,000	$365,412
UnitedHealth Group, Inc., 4.625%, 7/15/2035		$184,000	172,570
			$537,982
Insurance - Property & Casualty – 0.3%
American International Group, Inc., 5.125%, 3/27/2033		$530,000	$508,360
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		389,000	405,120
Arthur J. Gallagher & Co., 6.75%, 2/15/2054		476,000	512,559
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	1,360,000	956,213
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054 (n)		$599,000	592,173

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	568,000	$601,036
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033		$674,000	656,991
			$4,232,452
International Market Quasi-Sovereign – 0.5%
Belfius Bank S.A. (Kingdom of Belgium), 3.75%, 1/22/2029	EUR	200,000	$210,220
Belfius Bank S.A. (Kingdom of Belgium), 4.125%, 9/12/2029		400,000	433,425
Deutsche Bahn Finance GmbH, 3.375%, 1/29/2038		150,000	155,111
EnBW International Finance B.V. (Federal Republic of Germany), 3.5%, 7/24/2028		780,000	830,315
EnBW International Finance B.V. (Federal Republic of Germany), 4.3%, 5/23/2034		445,000	488,579
ESB Finance DAC (Republic of Ireland), 1.875%, 6/14/2031		120,000	113,219
La Banque Postale S.A. (Republlic of France), 3.5%, 6/13/2030		700,000	737,556
Landsbankinn hf. (Republic of Iceland), 5%, 5/13/2028		630,000	674,010
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/17/2030		610,000	553,635
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$790,000	800,628
NBN Co. Ltd. (Commonwealth of Australia), 3.75%, 3/22/2034	EUR	250,000	264,833
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$727,000	574,857
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/26/2029	EUR	680,000	636,508
			$6,472,896
International Market Sovereign – 9.2%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	11,567,000	$6,390,359
Commonwealth of Australia, 2.75%, 5/21/2041		1,944,000	976,402
Federal Republic of Germany, 2.1%, 4/12/2029	EUR	3,820,000	3,979,312
Federal Republic of Germany, 2.6%, 8/15/2033		2,965,000	3,171,557
Government of Bermuda, 2.375%, 8/20/2030 (n)		$418,000	343,387
Government of Bermuda, 5%, 7/15/2032 (n)		1,331,000	1,255,133
Government of Canada, 1.25%, 6/01/2030	CAD	9,729,000	6,094,432
Government of Canada, 2%, 6/01/2032		8,646,000	5,491,198
Government of Japan, 2.1%, 12/20/2027	JPY	174,200,000	1,174,241

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Government of Japan, 2.4%, 6/20/2028	JPY	1,277,000,000	$8,762,124
Government of Japan, 2.4%, 12/20/2034		420,000,000	3,051,408
Government of Japan, 0.3%, 12/20/2039		1,526,500,000	8,216,861
Government of Japan, 2.3%, 3/20/2040		274,150,000	1,959,456
Government of Japan, 1.7%, 6/20/2044		728,450,000	4,652,630
Government of Japan, 0.4%, 3/20/2050		679,000,000	3,031,574
Government of Japan, 0.7%, 12/20/2051		447,000,000	2,112,519
Government of New Zealand, 3.5%, 4/14/2033	NZD	1,356,000	720,543
Kingdom of Belgium, 2.85%, 10/22/2034 (n)	EUR	2,400,000	2,501,991
Kingdom of Belgium, 0.4%, 6/22/2040		2,617,000	1,772,323
Kingdom of Spain, 3.15%, 4/30/2033		9,869,000	10,435,848
Kingdom of Spain, 3.25%, 4/30/2034		4,002,000	4,232,069
Kingdom of Spain, 3.9%, 7/30/2039 (n)		6,403,000	7,006,847
Kingdom of Spain, 4%, 10/31/2054		1,328,000	1,429,203
Republic of Finland, 2.95%, 4/15/2055 (n)		975,000	991,093
Republic of Italy, 4.1%, 2/01/2029		13,749,000	15,105,726
Republic of Italy, 1.45%, 3/01/2036		3,086,000	2,515,957
Republic of Italy, 4.15%, 10/01/2039 (n)		1,668,000	1,771,937
United Kingdom Treasury, 0.375%, 10/22/2030	GBP	2,469,000	2,421,579
United Kingdom Treasury, 1.25%, 10/22/2041		4,233,000	3,136,582
United Kingdom Treasury, 1.5%, 7/22/2047		813,000	551,853
United Kingdom Treasury, 3.75%, 7/22/2052		3,080,000	3,238,416
			$118,494,560
Local Authorities – 0.0%
Province of British Columbia, 2.95%, 6/18/2050	CAD	600,000	$321,371
Machinery & Tools – 0.2%
AGCO Corp., 5.8%, 3/21/2034		$873,000	$854,184
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)		881,000	867,464
CNH Industrial Capital LLC, 1.875%, 1/15/2026		359,000	336,805
CNH Industrial Capital LLC, 5.5%, 1/12/2029		499,000	497,290
			$2,555,743
Major Banks – 1.5%
Banco BPM S.p.A., 4.625%, 11/29/2027	EUR	430,000	$466,025
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$871,000	857,520
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		716,000	589,938
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.860%) to 6/08/2034		329,000	331,144
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		1,471,000	1,193,974

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Credit Agricole S.A., 6.316% to 10/03/2028, FLR (SOFR - 1 day + 1.86%) to 10/03/2029 (n)		$822,000	$837,528
Credit Agricole S.A., 3.75%, 1/22/2034	EUR	100,000	106,690
Danske Bank A.S., 1.549%, 9/10/2027 (n)		$543,000	492,871
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		715,000	685,304
HSBC Holdings PLC, 4.856% to 5/23/2032, FLR (EURIBOR - 3mo. + 1.942%) to 5/23/2033	EUR	600,000	672,711
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028		$517,000	509,666
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		357,000	356,684
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		848,000	672,845
JPMorgan Chase & Co., 3.761%, 3/21/2034	EUR	460,000	486,877
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR - 1 day + 2.44%) to 4/22/2051		$607,000	397,319
Lloyds Banking Group PLC, 4.75%, 9/21/2031	EUR	450,000	498,412
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		$484,000	393,215
Morgan Stanley, 3.125%, 7/27/2026		534,000	507,570
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		673,000	620,295
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		423,000	380,195
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		344,000	333,796
Morgan Stanley, 3.955%, 3/21/2035	EUR	630,000	666,581
Nationwide Building Society, 4.015%, 5/02/2027		290,000	309,637
NatWest Markets PLC, 3.625%, 1/09/2029		530,000	561,920
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028		$362,000	358,852
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		431,000	422,261
Toronto-Dominion Bank, 3.563%, 4/16/2031	EUR	740,000	779,081
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$1,248,000	991,112
UBS Group AG, 4.125% to 6/09/2032, FLR (EUR ICE Swap Rate - 1yr. + 1.75%) to 6/09/2033	EUR	520,000	553,985

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)		$420,000	$448,236
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		1,030,000	982,218
UniCredit S.p.A., 4.3% to 1/23/2030, FLR (EURIBOR - 3mo. + 1.80%) to 1/23/2031	EUR	1,100,000	1,174,761
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		$738,000	622,990
			$19,262,213
Medical & Health Technology & Services – 0.3%
CVS Health Corp., 5.625%, 2/21/2053		$426,000	$392,963
HCA, Inc., 5.125%, 6/15/2039		354,000	318,713
ICON Investments Six DAC, 5.809%, 5/08/2027 (w)		708,000	708,000
ICON Investments Six DAC, 5.849%, 5/08/2029 (w)		225,000	225,000
IQVIA Holdings, Inc., 6.25%, 2/01/2029		488,000	495,943
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		670,000	437,920
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		1,300,000	781,117
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		590,000	573,276
Thermo Fisher Scientific Finance I B.V., 2%, 10/18/2051	EUR	630,000	464,416
			$4,397,348
Medical Equipment – 0.0%
American Medical Systems Europe B.V., 3.5%, 3/08/2032	EUR	520,000	$544,902
Metals & Mining – 0.2%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$572,000	$569,859
Anglo American Capital PLC, 4.125%, 3/15/2032	EUR	370,000	393,752
Glencore Capital Finance DAC, 4.154%, 4/29/2031		1,020,000	1,081,721
			$2,045,332
Midstream – 0.3%
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		$369,000	$370,174
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		626,000	645,667
Enbridge, Inc., 5.7%, 3/08/2033		330,000	326,214

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Enbridge, Inc., 8.5% to 1/15/2034, FLR (CMT - 5yr. + 4.431%) to 1/15/2054, FLR (CMT - 5yr. + 5.181%) to 1/15/2084	$614,000	$647,799
Energy Transfer LP, 5.55%, 2/15/2028	327,000	326,662
Energy Transfer LP, 5.95%, 5/15/2054	466,000	439,191
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	887,388	740,272
Targa Resources Corp., 4.2%, 2/01/2033	132,000	116,515
Targa Resources Corp., 4.95%, 4/15/2052	583,000	485,412
		$4,097,906
Mortgage-Backed – 5.1%
Fannie Mae, 4.5%, 3/01/2025 - 2/01/2046	$2,743,422	$2,592,538
Fannie Mae, 5.5%, 1/01/2037	9,525	9,483
Fannie Mae, 6%, 9/01/2037 - 6/01/2038	109,962	110,909
Fannie Mae, 5%, 4/01/2040 - 8/01/2040	750,235	726,231
Fannie Mae, 4%, 11/01/2040 - 2/01/2041	831,231	760,197
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046	1,294,494	1,146,750
Fannie Mae, UMBS, 2%, 3/01/2037 - 7/01/2052	5,639,834	4,371,578
Fannie Mae, UMBS, 2.5%, 4/01/2037 - 6/01/2052	5,720,227	4,564,675
Fannie Mae, UMBS, 3%, 5/01/2037 - 6/01/2052	3,299,430	2,735,408
Fannie Mae, UMBS, 1.5%, 4/01/2052	1,007,182	724,045
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 6/01/2053	434,339	374,938
Fannie Mae, UMBS, 4.5%, 8/01/2052 - 10/01/2052	1,284,416	1,184,070
Fannie Mae, UMBS, 5.5%, 11/01/2052 - 11/01/2053	2,353,891	2,290,371
Fannie Mae, UMBS, 6%, 12/01/2052 - 11/01/2053	615,538	610,975
Fannie Mae, UMBS, 5%, 4/01/2053	491,952	466,434
Fannie Mae, UMBS, 6.5%, 12/01/2053	146,227	147,362
Freddie Mac, 1.48%, 3/25/2027 (i)	1,523,000	53,150
Freddie Mac, 3.224%, 3/25/2027	1,500,000	1,421,749
Freddie Mac, 3.194%, 7/25/2027	3,914,000	3,683,497
Freddie Mac, 3.286%, 11/25/2027	2,576,000	2,417,134
Freddie Mac, 5.967%, 3/25/2029	816,596	820,150
Freddie Mac, 5.956%, 7/25/2029	728,366	730,093
Freddie Mac, 5.957%, 8/25/2029 - 9/25/2029	1,613,333	1,617,549
Freddie Mac, 1.915%, 4/25/2030 (i)	3,170,226	283,056
Freddie Mac, 1.985%, 4/25/2030 (i)	2,614,093	239,021
Freddie Mac, 1.769%, 5/25/2030 (i)	3,298,344	278,284
Freddie Mac, 1.907%, 5/25/2030 (i)	7,375,798	661,134
Freddie Mac, 1.436%, 6/25/2030 (i)	3,056,884	207,518
Freddie Mac, 1.703%, 8/25/2030 (i)	2,713,457	223,802
Freddie Mac, 1.262%, 9/25/2030 (i)	1,752,322	107,812
Freddie Mac, 1.172%, 11/25/2030 (i)	3,594,105	209,317

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 4.94%, 11/25/2030	$1,060,932	$1,046,825
Freddie Mac, 0.418%, 1/25/2031 (i)	13,637,751	226,035
Freddie Mac, 0.61%, 3/25/2031 (i)	16,703,723	455,511
Freddie Mac, 1.039%, 7/25/2031 (i)	3,177,082	178,740
Freddie Mac, 0.632%, 9/25/2031 (i)	13,281,588	424,466
Freddie Mac, 0.955%, 9/25/2031 (i)	4,021,884	200,350
Freddie Mac, 0.665%, 12/25/2031 (i)	3,294,996	113,686
Freddie Mac, 5.5%, 7/01/2037	19,251	19,193
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	839,984	799,018
Freddie Mac, 5%, 7/01/2041	285,253	277,340
Freddie Mac, UMBS, 2%, 5/01/2037 - 3/01/2052	2,437,636	1,844,687
Freddie Mac, UMBS, 3.5%, 1/01/2047	587,241	517,549
Freddie Mac, UMBS, 3%, 6/01/2050 - 6/01/2052	562,213	466,277
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 9/01/2052	2,129,817	1,691,342
Freddie Mac, UMBS, 4%, 5/01/2052 - 10/01/2052	1,177,136	1,055,710
Freddie Mac, UMBS, 4.5%, 9/01/2052	262,368	241,871
Freddie Mac, UMBS, 5.5%, 10/01/2052	382,877	372,840
Freddie Mac, UMBS, 6%, 11/01/2052 - 10/01/2053	1,522,018	1,509,869
Freddie Mac, UMBS, 6.5%, 11/01/2053	273,850	276,600
Ginnie Mae, 5%, 5/15/2040 - 4/20/2053	756,040	726,576
Ginnie Mae, 3.5%, 6/20/2043 - 12/20/2052	1,815,198	1,608,221
Ginnie Mae, 2.5%, 8/20/2051 - 10/20/2052	2,724,209	2,235,154
Ginnie Mae, 3%, 10/20/2051 - 11/20/2052	1,799,897	1,532,139
Ginnie Mae, 2%, 1/20/2052 - 6/20/2052	882,397	695,151
Ginnie Mae, 4%, 7/20/2052 - 10/20/2052	1,371,569	1,243,242
Ginnie Mae, 4.5%, 9/20/2052 - 11/20/2052	1,369,095	1,276,273
Ginnie Mae, 5.5%, 2/20/2053 - 7/20/2053	556,526	546,122
Ginnie Mae, 6.48%, 3/20/2064	848,516	848,522
Ginnie Mae, TBA, 3%, 5/15/2054	500,000	425,294
Ginnie Mae, TBA, 5.5%, 5/15/2054	300,000	294,097
Ginnie Mae, TBA, 6%, 6/15/2054	250,000	249,458
Ginnie Mae, TBA, 6.5%, 6/15/2054	275,000	277,744
UMBS, TBA, 2%, 5/25/2039 - 5/25/2054	1,975,000	1,559,837
UMBS, TBA, 2.5%, 5/25/2054	2,200,000	1,740,323
UMBS, TBA, 3%, 5/25/2054	350,000	288,956
UMBS, TBA, 3.5%, 5/25/2054	375,000	323,190
UMBS, TBA, 6.5%, 5/25/2054	2,025,000	2,040,270
		$65,397,708

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Municipals – 0.7%
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, Taxable, “D-1”, GNMA, 5%, 11/01/2047		$665,000	$643,385
Connecticut Higher Education Supplemental Loan Authority Rev., Taxable (Chesla Loan Program), “C”, 4.668%, 11/15/2034		795,000	752,542
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		585,000	553,555
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 2.641%, 7/01/2037		1,195,000	1,049,653
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 4.949%, 7/01/2038		1,755,000	1,644,480
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		1,065,000	1,041,968
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		585,000	457,433
Minnesota Housing Finance Agency, Residential Housing, Taxable, “G”, 4.337%, 1/01/2047		975,000	923,081
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034		545,000	544,728
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		992,000	915,379
			$8,526,204
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$310,000	$284,183
ENGIE S.A., 3.875%, 3/06/2036	EUR	200,000	212,736
ENGIE S.A., 4.5%, 9/06/2042		300,000	329,454
ENGIE S.A., 4.25%, 1/11/2043		300,000	319,084
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		$710,000	526,749
			$1,672,206
Natural Gas - Pipeline – 0.2%
APA Infrastructure Ltd., 3.125%, 7/18/2031	GBP	870,000	$913,180
APA Infrastructure Ltd., 2.5%, 3/15/2036		1,140,000	994,249
			$1,907,429

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.1%
Orange S.A., 3.875%, 9/11/2035	EUR	500,000	$545,929
TDC Net A/S, 5.186%, 8/02/2029		230,000	245,772
			$791,701
Oils – 0.1%
Neste Oyj, 3.875%, 5/21/2031	EUR	200,000	$214,394
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (n)		$606,000	603,803
			$818,197
Other Banks & Diversified Financials – 0.9%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$973,000	$991,754
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		438,000	423,821
Banque Federative du Credit Mutuel S.A., 5%, 10/22/2029	GBP	400,000	493,225
Banque Federative du Credit Mutuel S.A., 4.375%, 1/11/2034	EUR	500,000	521,604
Banque Federative du Credit Mutuel S.A., 3.75%, 2/03/2034		300,000	319,126
BPCE S.A., 4.5%, 3/15/2025 (n)		$681,000	670,527
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		960,000	762,680
BPCE S.A., 4.125% to 3/08/2032, FLR (EURIBOR - 3mo. + 1.45%) to 3/08/2033	EUR	700,000	747,212
BPCE S.A., 4.25% to 1/11/2034, FLR (EURIBOR - 3mo. + 1.85%) to 1/11/2035		700,000	754,785
Commerzbank AG, 4.625%, 1/17/2031		100,000	108,141
Credit Mutuel Arkea S.A., 3.625%, 10/03/2033		500,000	525,894
Deutsche Bank AG, 3.75% to 1/15/2029, FLR (EURIBOR - 3mo. + 1.25%) to 1/15/2030		600,000	635,058
Deutsche Bank AG, 6.125% to 12/12/2029, FLR (SONIA + 2.621%) to 12/12/2030	GBP	600,000	744,587
Deutsche Bank AG, 4%, 6/24/2032	EUR	400,000	410,162
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)		$796,000	831,842
KBC Group N.V., 3.75%, 3/27/2032	EUR	600,000	637,564
KBC Group N.V., 6.151%, 3/19/2034	GBP	300,000	370,618
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		$249,000	243,277
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)		461,000	467,086
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028		650,000	615,373

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030		$360,000	$352,647
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035		308,000	298,910
			$11,925,893
Pharmaceuticals – 0.3%
AbbVie, Inc., 5.35%, 3/15/2044		$342,000	$330,741
AbbVie, Inc., 5.4%, 3/15/2054		427,000	413,409
Bayer US Finance LLC, 6.375%, 11/21/2030 (n)		626,000	627,681
Bristol-Myers Squibb Co., 5.5%, 2/22/2044		281,000	272,605
Bristol-Myers Squibb Co., 5.55%, 2/22/2054		344,000	332,000
Roche Finance Europe B.V., 3.564%, 5/03/2044	EUR	340,000	358,642
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)		$1,023,000	1,033,961
			$3,369,039
Pollution Control – 0.1%
Waste Management, Inc., 4.625%, 2/15/2033		$691,000	$657,764
Precious Metals & Minerals – 0.0%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$606,000	$598,007
Real Estate - Office – 0.1%
Boston Properties LP, REIT, 3.65%, 2/01/2026		$557,000	$534,286
COPT Defense Property LP, REIT, 2.25%, 3/15/2026		675,000	632,664
COPT Defense Property LP, REIT, 2%, 1/15/2029		425,000	353,959
COPT Defense Property LP, REIT, 2.75%, 4/15/2031		173,000	138,980
			$1,659,889
Real Estate - Other – 0.1%
EPR Properties, REIT, 3.6%, 11/15/2031		$829,000	$672,973
Lexington Realty Trust Co., 2.7%, 9/15/2030		677,000	554,605
			$1,227,578
Real Estate - Retail – 0.2%
Realty Income Corp., REIT, 3.2%, 1/15/2027		$531,000	$499,021
STORE Capital Corp., REIT, 2.7%, 12/01/2031		1,063,000	821,908
WEA Finance LLC, 2.875%, 1/15/2027 (n)		800,000	728,301
			$2,049,230
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 4.011%, 2/12/2036	EUR	300,000	$314,780
AutoZone, Inc., 4.75%, 8/01/2032		$354,000	334,015
Home Depot, Inc., 4.875%, 2/15/2044		281,000	254,412

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retailers – continued
Home Depot, Inc., 3.625%, 4/15/2052		$471,000	$340,318
			$1,243,525
Specialty Chemicals – 0.1%
Covestro AG, 1.375%, 6/12/2030	EUR	670,000	$627,333
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$429,000	376,190
International Flavors & Fragrances, Inc., 4.375%, 6/01/2047		482,000	354,494
			$1,358,017
Specialty Stores – 0.1%
DICK'S Sporting Goods, 4.1%, 1/15/2052		$964,000	$654,116
Richemont International S.A., 1.5%, 3/26/2030	EUR	710,000	682,214
			$1,336,330
Supranational – 1.2%
European Investment Bank, 3%, 2/15/2039	EUR	1,150,000	$1,195,125
European Union, 1.625%, 12/04/2029		8,520,000	8,467,341
European Union, 3.25%, 7/04/2034		2,413,000	2,608,399
European Union, 2.625%, 2/04/2048		1,300,000	1,226,559
European Union, 3%, 3/04/2053		1,930,000	1,908,094
			$15,405,518
Telecommunications - Wireless – 0.2%
American Tower Corp., 5.45%, 2/15/2034		$704,000	$683,966
Rogers Communications, Inc., 3.8%, 3/15/2032		685,000	597,636
T-Mobile USA, Inc., 3.875%, 4/15/2030		454,000	415,412
T-Mobile USA, Inc., 5.75%, 1/15/2034		247,000	248,756
Vodafone Group PLC, 5.625%, 2/10/2053		507,000	474,584
			$2,420,354
Telephone Services – 0.1%
TELUS Corp., 2.85%, 11/13/2031	CAD	1,775,000	$1,102,043
Tobacco – 0.1%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	1,220,000	$1,271,752
Transportation - Services – 0.5%
Aeroporti Di Roma S.p.A, 4.875%, 7/10/2033	EUR	580,000	$651,881
Autostrade per l'Italia S.p.A., 4.75%, 1/24/2031		630,000	686,009
Autostrade per l'Italia S.p.A., 5.125%, 6/14/2033		310,000	344,629
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$465,000	467,437

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Transportation - Services – continued
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		$815,000	$827,111
GXO Logistics, Inc., 6.25%, 5/06/2029 (w)		492,000	492,560
Heathrow Funding Ltd., 6%, 3/05/2032	GBP	440,000	540,677
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033	EUR	620,000	676,616
Transurban Finance Co. Pty Ltd., 3.974%, 3/12/2036		290,000	305,197
Triton International Ltd., 3.15%, 6/15/2031 (n)		$769,000	616,266
United Parcel Service, 5.05%, 3/03/2053		814,000	750,893
			$6,359,276
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$20,763	$20,339
U.S. Treasury Obligations – 1.7%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$5,605,000	$4,887,954
U.S. Treasury Bonds, 4.375%, 8/15/2043		167,000	155,962
U.S. Treasury Bonds, 4.75%, 11/15/2053		1,653,000	1,644,477
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/2025		3,793,121	3,787,050
U.S. Treasury Notes, 4.875%, 10/31/2030 (f)		6,321,000	6,376,309
U.S. Treasury Notes, 2.75%, 8/15/2032		3,565,000	3,091,384
U.S. Treasury Notes, 4%, 2/15/2034		2,000,000	1,893,750
			$21,836,886
Utilities - Electric Power – 1.1%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)		$786,000	$648,521
AES Andes S.A., 6.3%, 3/15/2029 (n)		745,000	734,157
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		240,000	237,493
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		163,000	150,992
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		136,000	109,975
Bruce Power LP, 2.68%, 12/21/2028	CAD	1,600,000	1,058,523
Duke Energy Corp., 3.75%, 4/01/2031	EUR	850,000	889,734
Duke Energy Florida LLC, 6.2%, 11/15/2053		$441,000	459,297
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	500,000	630,639
EDP Servicios Financieros Espana S.A., 4.375%, 4/04/2032	EUR	382,000	419,311
Enel Americas S.A., 4%, 10/25/2026		$1,835,000	1,753,728
Enel Finance International N.V., 2.25%, 7/12/2031 (n)		318,000	255,534
Enel Finance International N.V., 3.875%, 1/23/2035	EUR	700,000	732,174
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$456,000	370,188
EPH Financing International A.S., 6.651%, 11/13/2028	EUR	884,000	969,431

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Eversource Energy, 5.5%, 1/01/2034		$525,000	$505,346
Florida Power & Light Co., 2.875%, 12/04/2051		549,000	337,883
Georgia Power Co., 4.95%, 5/17/2033		835,000	794,924
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		548,000	445,086
National Grid PLC, 4.275%, 1/16/2035	EUR	390,000	420,087
Pacific Gas & Electric Co., 6.1%, 1/15/2029		$460,000	463,747
Pacific Gas & Electric Co., 6.4%, 6/15/2033		274,000	278,801
PPL Electric Utilities Corp, 1st Mortgage, 5.25%, 5/15/2053		771,000	720,396
Xcel Energy, Inc., 4.6%, 6/01/2032		359,000	329,399
Xcel Energy, Inc., 5.5%, 3/15/2034		730,000	703,976
			$14,419,342
Utilities - Other – 0.0%
United Utilities Water Finance PLC, 3.75%, 5/23/2034	EUR	410,000	$422,676
Total Bonds (Identified Cost, $515,237,717)			$487,265,330
Preferred Stocks – 0.7%
Consumer Products – 0.5%
Henkel AG & Co. KGaA		85,025	$6,756,402
Metals & Mining – 0.2%
Gerdau S.A.		618,522	$2,175,059
Total Preferred Stocks (Identified Cost, $6,596,877)			$8,931,461
Convertible Bonds – 0.0%
Utilities - Electric Power – 0.0%
Pacific Gas and Electric Corp., 4.25%, 12/01/2027 (n) (Identified Cost, $594,000)		$594,000	$594,891
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $25,074,653)		25,074,693	$25,074,693

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Crossover Series 41 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – September 2024 @ 3.75%	Put	BNP Paribas	$ 9,462,627	EUR 8,190,000	$99,223
iTraxx Europe Crossover Series 41 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – September 2024 @ 3.75%	Put	Goldman Sachs International	9,474,181	8,200,000	99,345
Total Purchased Options (Premiums Paid, $217,896)					$198,568

Other Assets, Less Liabilities – (0.2)%	(2,714,301)
Net Assets – 100.0%	$1,290,857,828

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $25,074,693 and $1,268,497,436, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $80,166,716, representing 6.2% of net assets.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Assn.
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 4/30/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	1,180,465	USD	857,865	State Street Bank Corp.	7/19/2024	$775
CNH	3,668,059	USD	507,307	HSBC Bank	7/19/2024	464
CNH	131,931,958	USD	18,221,388	State Street Bank Corp.	7/19/2024	42,036
CZK	37,995,672	USD	1,596,828	Deutsche Bank AG	7/19/2024	16,179
CZK	22,073,563	USD	933,793	State Street Bank Corp.	7/19/2024	3,282
EUR	645,434	USD	689,559	Barclays Bank PLC	7/19/2024	1,651
EUR	887,422	USD	948,574	Deutsche Bank AG	7/19/2024	1,786
EUR	1,033,875	USD	1,105,334	HSBC Bank	7/19/2024	1,865
EUR	189,788	USD	202,633	Morgan Stanley Capital Services, Inc.	7/19/2024	614
EUR	1,660,643	USD	1,772,641	NatWest Markets PLC	7/19/2024	5,779
GBP	2,931,511	USD	3,648,149	Barclays Bank PLC	7/19/2024	16,532
GBP	2,936,221	USD	3,650,692	Brown Brothers Harriman	7/19/2024	19,877
GBP	505,181	USD	629,165	State Street Bank Corp.	7/19/2024	2,361
USD	2,583,259	AUD	3,939,102	Goldman Sachs International	7/19/2024	25,608
USD	7,288,181	AUD	11,153,558	HSBC Bank	7/19/2024	46,198
USD	1,335,580	CAD	1,825,093	State Street Bank Corp.	7/19/2024	8,054
USD	672,571	CHF	608,381	HSBC Bank	7/19/2024	4,647
USD	205,558	CHF	187,201	State Street Bank Corp.	7/19/2024	35
USD	247,195	EUR	229,993	BNP Paribas S.A.	7/19/2024	891
USD	1,337,982	EUR	1,233,651	Brown Brothers Harriman	7/19/2024	16,839
USD	729,376	EUR	669,055	NatWest Markets PLC	7/19/2024	12,870
USD	4,807,160	EUR	4,473,968	State Street Bank Corp.	7/19/2024	15,887
USD	1,066,567	EUR	991,390	UBS AG	7/19/2024	4,865
USD	403,577	GBP	322,526	Brown Brothers Harriman	7/19/2024	388
USD	2,091,781	IDR	33,989,358,474	Citibank N.A.	5/06/2024	1,640
USD	1,526,767	JPY	236,136,839	JPMorgan Chase Bank N.A.	7/19/2024	11,374
USD	1,777,694	JPY	276,550,374	NatWest Markets PLC	7/19/2024	2,950
USD	538,685	JPY	81,285,726	UBS AG	7/19/2024	17,039
USD	14,280,161	KRW	19,564,962,502	Citibank N.A.	7/26/2024	56,609
USD	1,134,631	MXN	19,516,172	Deutsche Bank AG	7/19/2024	9,897
USD	7,807,894	MXN	131,991,415	State Street Bank Corp.	7/19/2024	201,116
USD	171,439	NZD	287,086	State Street Bank Corp.	7/19/2024	2,273
USD	85,389	SEK	936,328	JPMorgan Chase Bank N.A.	7/19/2024	106
USD	3,496,464	THB	126,673,402	Barclays Bank PLC	6/28/2024	80,636
USD	729,728	THB	26,647,958	JPMorgan Chase Bank N.A.	6/28/2024	11,149
						$644,272
Liability Derivatives
AUD	2,259,767	USD	1,476,622	HSBC Bank	7/19/2024	$(9,360)
AUD	3,887,954	USD	2,540,284	Merrill Lynch International	7/19/2024	(15,843)
CHF	724,195	USD	800,605	HSBC Bank	7/19/2024	(5,531)
CLP	230,670,610	USD	242,281	Barclays Bank PLC	7/19/2024	(2,168)
COP	2,054,532,379	USD	530,147	Goldman Sachs International	7/15/2024	(12,563)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
DKK	7,971,326	USD	1,154,650	State Street Bank Corp.	7/19/2024	$(9,194)
EUR	847,248	USD	923,586	HSBC Bank	7/19/2024	(16,249)
EUR	595,644	USD	641,089	State Street Bank Corp.	7/19/2024	(3,201)
GBP	81,847	USD	102,364	Brown Brothers Harriman	7/19/2024	(47)
GBP	1,074,781	USD	1,348,875	State Street Bank Corp.	7/19/2024	(5,291)
HUF	139,879,951	USD	383,107	Morgan Stanley Capital Services, Inc.	7/19/2024	(3,172)
IDR	33,989,358,474	USD	2,155,728	Barclays Bank PLC	5/06/2024	(65,586)
IDR	33,989,358,474	USD	2,085,685	Citibank N.A.	8/05/2024	(301)
JPY	3,190,062,207	USD	21,161,275	Merrill Lynch International	7/19/2024	(689,258)
KRW	1,663,342,192	USD	1,236,906	Citibank N.A.	6/28/2024	(29,767)
MXN	136,311,589	USD	7,879,738	Barclays Bank PLC	7/19/2024	(23,986)
NOK	60,276,694	USD	5,546,220	HSBC Bank	7/19/2024	(109,044)
NZD	317,324	USD	189,662	Deutsche Bank AG	7/19/2024	(2,679)
NZD	4,292,708	USD	2,575,539	JPMorgan Chase Bank N.A.	7/19/2024	(46,055)
PEN	1,311,625	USD	354,810	Goldman Sachs International	7/26/2024	(6,731)
PLN	4,899,803	USD	1,246,109	State Street Bank Corp.	7/19/2024	(39,323)
SEK	20,650,649	USD	1,926,511	Deutsche Bank AG	7/19/2024	(45,601)
SGD	1,538,303	USD	1,148,470	State Street Bank Corp.	7/19/2024	(17,285)
THB	117,563,348	USD	3,247,691	JPMorgan Chase Bank N.A.	6/28/2024	(77,521)
USD	4,885,754	CAD	6,738,101	State Street Bank Corp.	7/19/2024	(15,368)
USD	6,752,164	CZK	159,562,410	Barclays Bank PLC	7/19/2024	(21,642)
USD	20,448,904	EUR	19,158,198	HSBC Bank	7/19/2024	(68,037)
USD	507,952	EUR	475,525	JPMorgan Chase Bank N.A.	7/19/2024	(1,299)
USD	1,153,262	EUR	1,078,665	State Street Bank Corp.	7/19/2024	(1,903)
USD	1,789,677	GBP	1,438,116	Barclays Bank PLC	7/19/2024	(8,110)
USD	3,875,465	GBP	3,110,350	HSBC Bank	7/19/2024	(12,781)
						$(1,364,896)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	125	$17,352,672	June – 2024	$281,806
Euro-Schatz 2 yr	Short	EUR	265	29,725,949	June – 2024	123,082
Long Gilt 10 yr	Short	GBP	10	1,196,819	June – 2024	9,649
U.S. Treasury Note 5 yr	Short	USD	81	8,484,117	June – 2024	197,843
U.S. Treasury Ultra Note 10 yr	Short	USD	84	9,258,375	June – 2024	223,909
						$836,289
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Long	EUR	81	$10,064,582	June – 2024	$(98,571)

Portfolio of Investments (unaudited) – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
Interest Rate Futures - continued
Euro-Buxl 30 yr	Long	EUR	22	$3,026,835	June – 2024	$(105,296)
U.S. Treasury Bond 30 yr	Long	USD	54	6,145,875	June – 2024	(265,130)
U.S. Treasury Note 10 yr	Long	USD	55	5,909,062	June – 2024	(145,968)
U.S. Treasury Note 2 yr	Long	USD	93	18,847,031	June – 2024	(34,799)
U.S. Treasury Ultra Bond 30 yr	Long	USD	15	1,793,438	June – 2024	(113,847)
						$(763,611)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
6/18/55	USD	4,500,000	centrally cleared	Daily SOFR / Annually	3.458% / Annually	$344,796	$—	$344,796
Liability Derivatives
Interest Rate Swaps
6/18/27	USD	43,000,000	centrally cleared	3.412% / Annually	Daily SOFR / Annually	$(754,673)	$—	$(754,673)

Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/28	EUR	1,020,000	Barclays Bank PLC	5.00% / Quarterly	(1)	$56,918	$124,136	$181,054
(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore Funding LLC, 1.75%, 3/17/25, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, than the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Portfolio of Investments (unaudited) – continued
At April 30, 2024, the fund had cash collateral of $717,000 and other liquid securities with an aggregate value of $1,324,921 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 4/30/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $1,057,788,022)	$1,268,497,436
Investments in affiliated issuers, at value (identified cost, $25,074,653)	25,074,693
Cash	168
Restricted cash for
Forward foreign currency exchange contracts	717,000
Receivables for
Forward foreign currency exchange contracts	644,272
Net daily variation margin on open futures contracts	55,696
Investments sold	924,955
TBA sale commitments	528,856
Fund shares sold	656,146
Interest and dividends	8,850,878
Uncleared swaps, at value	181,054
Receivable from investment adviser	54,808
Other assets	39,216
Total assets	$1,306,225,178
Liabilities
Payable to custodian	$22,463
Payables for
Net daily variation margin on open cleared swap agreements	29,582
Forward foreign currency exchange contracts	1,364,896
Investments purchased	1,886,480
When-issued investments purchased	2,377,758
TBA purchase commitments	7,902,482
Fund shares reacquired	1,208,900
Payable to affiliates
Administrative services fee	1,070
Shareholder servicing costs	336,282
Distribution and service fees	11,563
Payable for independent Trustees' compensation	3,598
Accrued expenses and other liabilities	222,276
Total liabilities	$15,367,350
Net assets	$1,290,857,828

Statement of Assets and Liabilities (unaudited) – continued
Net assets consist of
Paid-in capital	$1,055,175,433
Total distributable earnings (loss)	235,682,395
Net assets	$1,290,857,828
Shares of beneficial interest outstanding	76,568,779

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$629,261,301	37,079,485	$16.97
Class B	4,689,448	270,761	17.32
Class C	40,087,210	2,360,892	16.98
Class I	371,754,852	22,221,480	16.73
Class R1	2,729,386	162,161	16.83
Class R2	4,026,780	241,002	16.71
Class R3	12,561,014	743,204	16.90
Class R4	3,645,274	214,378	17.00
Class R6	222,102,563	13,275,416	16.73

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $18.01 [100 / 94.25 x $16.97]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 4/30/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$11,563,711
Interest	10,143,540
Dividends from affiliated issuers	879,504
Income on securities loaned	24,087
Other	531
Foreign taxes withheld	(602,338)
Total investment income	$22,009,035
Expenses
Management fee	$5,045,536
Distribution and service fees	1,084,152
Shareholder servicing costs	570,230
Administrative services fee	97,814
Independent Trustees' compensation	11,972
Custodian fee	110,084
Shareholder communications	46,297
Audit and tax fees	48,012
Legal fees	3,611
Reduction of tax reclaim recovery expenses	(75,245)
Miscellaneous	112,431
Total expenses	$7,054,894
Fees paid indirectly	(15,867)
Reduction of expenses by investment adviser and distributor	(653,014)
Net expenses	$6,386,013
Net investment income (loss)	$15,623,022

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$30,933,081
Affiliated issuers	(6,457)
Futures contracts	2,032,042
Swap agreements	71,745
Forward foreign currency exchange contracts	(2,193,389)
Foreign currency	(50,540)
Net realized gain (loss)	$30,786,482
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$99,440,989
Affiliated issuers	(1,853)
Futures contracts	1,348,251
Swap agreements	(369,008)
Forward foreign currency exchange contracts	(824,568)
Translation of assets and liabilities in foreign currencies	19,018
Net unrealized gain (loss)	$99,612,829
Net realized and unrealized gain (loss)	$130,399,311
Change in net assets from operations	$146,022,333
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23
Change in net assets
From operations
Net investment income (loss)	$15,623,022	$32,804,242
Net realized gain (loss)	30,786,482	29,381,969
Net unrealized gain (loss)	99,612,829	176,094
Change in net assets from operations	$146,022,333	$62,362,305
Total distributions to shareholders	$(41,143,128)	$(50,986,419)
Change in net assets from fund share transactions	$(39,800,807)	$(151,511,199)
Total change in net assets	$65,078,398	$(140,135,313)
Net assets
At beginning of period	1,225,779,430	1,365,914,743
At end of period	$1,290,857,828	$1,225,779,430
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$15.63	$15.57	$19.98	$17.90	$18.51	$17.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.38	$0.27	$0.24	$0.22	$0.30
Net realized and unrealized gain (loss)	1.67	0.26	(2.96)	3.22	(0.03)	1.70
Total from investment operations	$1.86	$0.64	$(2.69)	$3.46	$0.19	$2.00
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.16)	$(0.09)	$(0.35)	$(0.29)	$(0.23)
From net realized gain	(0.32)	(0.42)	(1.63)	(1.03)	(0.51)	(0.28)
Total distributions declared to shareholders	$(0.52)	$(0.58)	$(1.72)	$(1.38)	$(0.80)	$(0.51)
Net asset value, end of period (x)	$16.97	$15.63	$15.57	$19.98	$17.90	$18.51
Total return (%) (r)(s)(t)(x)	11.96(n)	4.06	(14.80)	19.88	1.00	12.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18(a)	1.21	1.18	1.16	1.17	1.16
Expenses after expense reductions (f)	1.08(a)	1.11	1.09	1.09	1.09	1.09
Net investment income (loss)	2.30(a)	2.32	1.59	1.24	1.26	1.70
Portfolio turnover	31(n)	69	70	94	89	65
Net assets at end of period (000 omitted)	$629,261	$594,255	$626,577	$810,477	$698,352	$754,092
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$15.93	$15.89	$20.45	$18.29	$18.88	$17.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.26	$0.14	$0.10	$0.09	$0.17
Net realized and unrealized gain (loss)	1.71	0.27	(3.03)	3.29	(0.03)	1.73
Total from investment operations	$1.84	$0.53	$(2.89)	$3.39	$0.06	$1.90
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.07)	$(0.04)	$(0.20)	$(0.14)	$(0.08)
From net realized gain	(0.32)	(0.42)	(1.63)	(1.03)	(0.51)	(0.28)
Total distributions declared to shareholders	$(0.45)	$(0.49)	$(1.67)	$(1.23)	$(0.65)	$(0.36)
Net asset value, end of period (x)	$17.32	$15.93	$15.89	$20.45	$18.29	$18.88
Total return (%) (r)(s)(t)(x)	11.58(n)	3.25	(15.43)	18.96	0.26	11.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93(a)	1.95	1.93	1.91	1.92	1.91
Expenses after expense reductions (f)	1.83(a)	1.85	1.84	1.84	1.84	1.84
Net investment income (loss)	1.51(a)	1.53	0.80	0.49	0.51	0.96
Portfolio turnover	31(n)	69	70	94	89	65
Net assets at end of period (000 omitted)	$4,689	$6,176	$9,966	$17,638	$19,630	$28,393
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$15.63	$15.61	$20.12	$18.01	$18.60	$17.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.25	$0.14	$0.10	$0.09	$0.17
Net realized and unrealized gain (loss)	1.67	0.26	(2.98)	3.24	(0.03)	1.70
Total from investment operations	$1.80	$0.51	$(2.84)	$3.34	$0.06	$1.87
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.07)	$(0.04)	$(0.20)	$(0.14)	$(0.09)
From net realized gain	(0.32)	(0.42)	(1.63)	(1.03)	(0.51)	(0.28)
Total distributions declared to shareholders	$(0.45)	$(0.49)	$(1.67)	$(1.23)	$(0.65)	$(0.37)
Net asset value, end of period (x)	$16.98	$15.63	$15.61	$20.12	$18.01	$18.60
Total return (%) (r)(s)(t)(x)	11.58(n)	3.21	(15.43)	19.00	0.28	11.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93(a)	1.95	1.93	1.91	1.92	1.91
Expenses after expense reductions (f)	1.83(a)	1.85	1.84	1.84	1.84	1.84
Net investment income (loss)	1.53(a)	1.55	0.81	0.49	0.52	0.96
Portfolio turnover	31(n)	69	70	94	89	65
Net assets at end of period (000 omitted)	$40,087	$46,526	$67,989	$116,520	$144,961	$211,090
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$15.41	$15.37	$19.75	$17.70	$18.31	$16.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.42	$0.31	$0.29	$0.27	$0.34
Net realized and unrealized gain (loss)	1.65	0.24	(2.93)	3.19	(0.04)	1.67
Total from investment operations	$1.86	$0.66	$(2.62)	$3.48	$0.23	$2.01
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.20)	$(0.13)	$(0.40)	$(0.33)	$(0.27)
From net realized gain	(0.32)	(0.42)	(1.63)	(1.03)	(0.51)	(0.28)
Total distributions declared to shareholders	$(0.54)	$(0.62)	$(1.76)	$(1.43)	$(0.84)	$(0.55)
Net asset value, end of period (x)	$16.73	$15.41	$15.37	$19.75	$17.70	$18.31
Total return (%) (r)(s)(t)(x)	12.14(n)	4.24	(14.59)	20.23	1.27	12.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93(a)	0.96	0.93	0.91	0.92	0.91
Expenses after expense reductions (f)	0.83(a)	0.86	0.84	0.84	0.84	0.84
Net investment income (loss)	2.54(a)	2.56	1.83	1.49	1.50	1.94
Portfolio turnover	31(n)	69	70	94	89	65
Net assets at end of period (000 omitted)	$371,755	$346,647	$420,715	$597,469	$524,907	$569,767
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$15.51	$15.49	$19.98	$17.90	$18.51	$17.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.26	$0.15	$0.10	$0.09	$0.17
Net realized and unrealized gain (loss)	1.65	0.26	(2.97)	3.22	(0.03)	1.69
Total from investment operations	$1.78	$0.52	$(2.82)	$3.32	$0.06	$1.86
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.08)	$(0.04)	$(0.21)	$(0.16)	$(0.09)
From net realized gain	(0.32)	(0.42)	(1.63)	(1.03)	(0.51)	(0.28)
Total distributions declared to shareholders	$(0.46)	$(0.50)	$(1.67)	$(1.24)	$(0.67)	$(0.37)
Net asset value, end of period (x)	$16.83	$15.51	$15.49	$19.98	$17.90	$18.51
Total return (%) (r)(s)(t)(x)	11.52(n)	3.28	(15.43)	18.99	0.23	11.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93(a)	1.96	1.93	1.91	1.92	1.91
Expenses after expense reductions (f)	1.83(a)	1.86	1.84	1.84	1.84	1.84
Net investment income (loss)	1.55(a)	1.57	0.87	0.49	0.51	0.96
Portfolio turnover	31(n)	69	70	94	89	65
Net assets at end of period (000 omitted)	$2,729	$2,347	$2,218	$2,432	$2,396	$2,483
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$15.39	$15.36	$19.76	$17.71	$18.31	$16.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.33	$0.23	$0.19	$0.18	$0.25
Net realized and unrealized gain (loss)	1.65	0.26	(2.93)	3.19	(0.04)	1.68
Total from investment operations	$1.82	$0.59	$(2.70)	$3.38	$0.14	$1.93
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.14)	$(0.07)	$(0.30)	$(0.23)	$(0.18)
From net realized gain	(0.32)	(0.42)	(1.63)	(1.03)	(0.51)	(0.28)
Total distributions declared to shareholders	$(0.50)	$(0.56)	$(1.70)	$(1.33)	$(0.74)	$(0.46)
Net asset value, end of period (x)	$16.71	$15.39	$15.36	$19.76	$17.71	$18.31
Total return (%) (r)(s)(t)(x)	11.88(n)	3.74	(14.98)	19.61	0.75	11.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43(a)	1.46	1.43	1.41	1.42	1.41
Expenses after expense reductions (f)	1.33(a)	1.36	1.34	1.34	1.34	1.34
Net investment income (loss)	2.05(a)	2.06	1.35	0.99	1.00	1.44
Portfolio turnover	31(n)	69	70	94	89	65
Net assets at end of period (000 omitted)	$4,027	$3,766	$4,022	$5,047	$4,997	$11,286
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$15.57	$15.52	$19.92	$17.85	$18.45	$16.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.37	$0.27	$0.24	$0.22	$0.30
Net realized and unrealized gain (loss)	1.66	0.26	(2.95)	3.21	(0.02)	1.69
Total from investment operations	$1.85	$0.63	$(2.68)	$3.45	$0.20	$1.99
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.16)	$(0.09)	$(0.35)	$(0.29)	$(0.23)
From net realized gain	(0.32)	(0.42)	(1.63)	(1.03)	(0.51)	(0.28)
Total distributions declared to shareholders	$(0.52)	$(0.58)	$(1.72)	$(1.38)	$(0.80)	$(0.51)
Net asset value, end of period (x)	$16.90	$15.57	$15.52	$19.92	$17.85	$18.45
Total return (%) (r)(s)(t)(x)	11.94(n)	4.00	(14.78)	19.88	1.05	12.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18(a)	1.20	1.18	1.16	1.17	1.16
Expenses after expense reductions (f)	1.08(a)	1.10	1.09	1.09	1.09	1.09
Net investment income (loss)	2.30(a)	2.26	1.59	1.24	1.25	1.69
Portfolio turnover	31(n)	69	70	94	89	65
Net assets at end of period (000 omitted)	$12,561	$11,988	$16,923	$19,529	$19,799	$20,300
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$15.66	$15.60	$20.02	$17.93	$18.54	$17.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.43	$0.32	$0.29	$0.27	$0.34
Net realized and unrealized gain (loss)	1.67	0.25	(2.98)	3.23	(0.04)	1.70
Total from investment operations	$1.88	$0.68	$(2.66)	$3.52	$0.23	$2.04
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.20)	$(0.13)	$(0.40)	$(0.33)	$(0.27)
From net realized gain	(0.32)	(0.42)	(1.63)	(1.03)	(0.51)	(0.28)
Total distributions declared to shareholders	$(0.54)	$(0.62)	$(1.76)	$(1.43)	$(0.84)	$(0.55)
Net asset value, end of period (x)	$17.00	$15.66	$15.60	$20.02	$17.93	$18.54
Total return (%) (r)(s)(t)(x)	12.07(n)	4.30	(14.59)	20.19	1.25	12.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93(a)	0.96	0.93	0.91	0.92	0.91
Expenses after expense reductions (f)	0.83(a)	0.86	0.84	0.84	0.84	0.84
Net investment income (loss)	2.54(a)	2.59	1.88	1.50	1.51	1.95
Portfolio turnover	31(n)	69	70	94	89	65
Net assets at end of period (000 omitted)	$3,645	$3,447	$5,018	$6,058	$6,461	$7,570
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$15.41	$15.37	$19.75	$17.71	$18.32	$16.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.43	$0.33	$0.31	$0.28	$0.35
Net realized and unrealized gain (loss)	1.65	0.25	(2.93)	3.18	(0.03)	1.69
Total from investment operations	$1.87	$0.68	$(2.60)	$3.49	$0.25	$2.04
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.22)	$(0.15)	$(0.42)	$(0.35)	$(0.29)
From net realized gain	(0.32)	(0.42)	(1.63)	(1.03)	(0.51)	(0.28)
Total distributions declared to shareholders	$(0.55)	$(0.64)	$(1.78)	$(1.45)	$(0.86)	$(0.57)
Net asset value, end of period (x)	$16.73	$15.41	$15.37	$19.75	$17.71	$18.32
Total return (%) (r)(s)(t)(x)	12.19(n)	4.33	(14.50)	20.26	1.36	12.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84(a)	0.87	0.84	0.82	0.83	0.82
Expenses after expense reductions (f)	0.74(a)	0.77	0.75	0.75	0.75	0.75
Net investment income (loss)	2.63(a)	2.66	1.94	1.58	1.60	2.03
Portfolio turnover	31(n)	69	70	94	89	65
Net assets at end of period (000 omitted)	$222,103	$210,627	$212,487	$261,619	$229,244	$230,324

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Global Total Return Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.

Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities

Notes to Financial Statements (unaudited) - continued
may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2024 in valuing the fund's assets and liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$426,040,809	$—	$—	$426,040,809
United Kingdom	3,910,442	57,700,838	—	61,611,280
France	5,367,601	55,821,461	—	61,189,062
Japan	5,515,986	52,233,324	—	57,749,310
Switzerland	—	36,261,958	—	36,261,958
Canada	22,687,073	—	—	22,687,073
Germany	8,333,805	8,275,184	—	16,608,989
South Korea	—	14,578,211	—	14,578,211
Taiwan	5,534,802	8,488,727	—	14,023,529
Other Countries	23,070,109	46,618,317	0	69,688,426
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	21,857,225	—	21,857,225
Non - U.S. Sovereign Debt	—	205,501,395	—	205,501,395
Municipal Bonds	—	8,526,204	—	8,526,204
U.S. Corporate Bonds	—	67,270,632	—	67,270,632
Residential Mortgage-Backed Securities	—	69,446,921	—	69,446,921
Commercial Mortgage-Backed Securities	—	12,764,493	—	12,764,493
Asset-Backed Securities (including CDOs)	—	24,529,191	—	24,529,191
Foreign Bonds	—	78,162,728	—	78,162,728
Mutual Funds	25,074,693	—	—	25,074,693
Total	$525,535,320	$768,036,809	$0	$1,293,572,129
Other Financial Instruments
Futures Contracts – Assets	$836,289	$—	$—	$836,289
Futures Contracts – Liabilities	(763,611)	—	—	(763,611)
Forward Foreign Currency Exchange Contracts – Assets	—	644,272	—	644,272
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,364,896)	—	(1,364,896)
Swap Agreements – Assets	—	525,850	—	525,850
Swap Agreements – Liabilities	—	(754,673)	—	(754,673)
For further information regarding security characteristics, see the Portfolio of Investments.  At April 30, 2024, the fund held two level 3 securities valued at $0, which were also held and valued at $0 at October 31, 2023.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security

Notes to Financial Statements (unaudited) - continued
is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Credit	Purchased Option Contracts	$198,568	$—
Interest Rate	Futures Contracts	836,289	(763,611)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	644,272	(1,364,896)
Interest Rate	Cleared Swap Agreements	344,796	(754,673)
Credit	Uncleared Swap Agreements	181,054	—
Total		$2,204,979	$(2,883,180)
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$2,032,042	$—	$—	$—
Foreign Exchange	—	—	(2,193,389)	—
Credit	—	71,745	—	10,509
Total	$2,032,042	$71,745	$(2,193,389)	$10,509
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$1,348,251	$(409,877)	$—	$—
Foreign Exchange	—	—	(824,568)	—
Credit	—	40,869	—	(12,617)
Total	$1,348,251	$(369,008)	$(824,568)	$(12,617)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all

Notes to Financial Statements (unaudited) - continued
transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Purchased Options — The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options,

Notes to Financial Statements (unaudited) - continued
this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master

Notes to Financial Statements (unaudited) - continued
Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or

Notes to Financial Statements (unaudited) - continued
sovereign issuers to which it is not otherwise exposed. A credit default swap’s reference obligation may be either a single security or a basket of securities issued by corporate or sovereign issuers. At the inception of the agreement, the protection buyer may make an upfront payment to or receive an upfront payment from the protection seller. Over the term of the agreement, the protection buyer will make a series of periodic payments to the protection seller based on a fixed percentage applied to the agreement’s notional amount in exchange for a promise from the protection seller to make a specific payment should a defined credit event occur with respect to the reference obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event occurs, the protection buyer will either (i) receive from the protection seller an amount equal to the agreement’s notional amount and deliver the reference obligation (i.e., physical settlement) or (ii) receive from the protection seller a net settlement of cash equal to the agreement’s notional amount less the recovery value of the reference obligation. Upon determination of the final price for the reference obligation (or upon delivery of the reference obligation in the case of physical settlement), the difference between the recovery value of the reference obligation and the agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At April 30, 2024, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned

Notes to Financial Statements (unaudited) - continued
securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At April 30, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal amount, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Notes to Financial Statements (unaudited) - continued
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Notes to Financial Statements (unaudited) - continued
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. These reclaims are recorded only when certainty exists as to the likelihood of receipt and the potential timing of payment. For the six months ended April 30, 2024, estimated professional fees associated with recovering these foreign taxes accrued for in the prior year were reduced by $75,245 pursuant to agreed upon limitations and are reflected as Reduction of tax reclaim recovery expenses in the Statement of Operations.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, derivative transactions, treating a portion of the proceeds from redemptions as a distribution for tax purposes.

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/23
Ordinary income (including any short-term capital gains)	$14,800,157
Long-term capital gains	36,186,262
Total distributions	$50,986,419
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/24
Cost of investments	$1,094,508,177
Gross appreciation	247,220,695
Gross depreciation	(48,156,743)
Net unrealized appreciation (depreciation)	$199,063,952
As of 10/31/23
Undistributed ordinary income	6,231,092
Undistributed long-term capital gain	24,888,708
Other temporary differences	(119,349)
Net unrealized appreciation (depreciation)	99,802,739
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/24	Year ended 10/31/23
Class A	$19,575,126	$23,123,756
Class B	160,559	284,885
Class C	1,279,086	1,982,662
Class I	11,969,717	15,815,599
Class R1	70,203	72,878
Class R2	121,056	137,019
Class R3	388,147	579,745
Class R4	120,064	191,718
Class R6	7,459,170	8,798,157
Total	$41,143,128	$50,986,419

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	0.84%
In excess of $500 million and up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2025. For the six months ended April 30, 2024, this management fee reduction amounted to $84,769, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2024 was equivalent to an annual effective rate of 0.76% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.09%	1.84%	1.84%	0.84%	1.84%	1.34%	1.09%	0.84%	0.77%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2025. For the six months ended April 30, 2024, this reduction amounted to $568,213, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $11,847 for the six months ended April 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 790,804
Class B	0.75%	0.25%	1.00%	1.00%	28,465
Class C	0.75%	0.25%	1.00%	1.00%	226,182
Class R1	0.75%	0.25%	1.00%	1.00%	13,052
Class R2	0.25%	0.25%	0.50%	0.50%	10,016
Class R3	—	0.25%	0.25%	0.25%	15,633
Total Distribution and Service Fees					$1,084,152
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2024, this rebate amounted to $32 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2024, were as follows:
Amount
Class A	$4,886
Class B	899
Class C	526
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2024, the fee was $72,664, which equated to 0.0111% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $497,566.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

Notes to Financial Statements (unaudited) - continued
services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended April 30, 2024 was equivalent to an annual effective rate of 0.0150% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended April 30, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $940,198 and $363,987, respectively. The sales transactions resulted in net realized gains (losses) of $204,590.
(4) Portfolio Securities
For the six months ended April 30, 2024, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$77,153,959	$67,145,331
Non-U.S. Government securities	323,280,226	404,981,978

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,708,942	$28,877,002	4,385,363	$71,942,607
Class B	191	3,286	351	5,790
Class C	48,820	823,484	259,304	4,269,677
Class I	3,042,994	50,441,538	5,164,381	83,511,300
Class R1	13,613	227,747	14,804	240,975
Class R2	11,946	197,753	36,974	593,941
Class R3	49,461	830,674	204,978	3,360,366
Class R4	7,461	127,975	54,348	890,174
Class R6	1,088,212	18,105,064	2,508,090	40,623,689
	5,971,640	$99,634,523	12,628,593	$205,438,519
Shares issued to shareholders in reinvestment of distributions
Class A	1,061,312	$17,926,747	1,306,339	$21,128,002
Class B	9,083	156,382	16,883	277,897
Class C	73,282	1,237,893	117,574	1,900,464
Class I	628,281	10,461,000	861,591	13,745,118
Class R1	4,191	70,203	4,540	72,878
Class R2	6,754	112,352	7,792	124,178
Class R3	23,074	388,147	36,011	579,745
Class R4	7,095	120,021	11,833	191,686
Class R6	376,100	6,261,861	457,584	7,298,682
	2,189,172	$36,734,606	2,820,147	$45,318,650
Shares reacquired
Class A	(3,715,398)	$(62,666,800)	(7,896,820)	$(129,373,751)
Class B	(126,139)	(2,166,917)	(256,638)	(4,310,697)
Class C	(737,437)	(12,440,088)	(1,756,771)	(28,819,759)
Class I	(3,939,787)	(65,565,030)	(10,910,638)	(175,975,026)
Class R1	(7,000)	(116,005)	(11,156)	(180,197)
Class R2	(22,324)	(369,337)	(61,968)	(998,101)
Class R3	(99,453)	(1,654,580)	(561,629)	(9,263,681)
Class R4	(20,347)	(345,480)	(167,621)	(2,763,725)
Class R6	(1,853,273)	(30,845,699)	(3,126,540)	(50,583,431)
	(10,521,158)	$(176,169,936)	(24,749,781)	$(402,268,368)

Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Net change
Class A	(945,144)	$(15,863,051)	(2,205,118)	$(36,303,142)
Class B	(116,865)	(2,007,249)	(239,404)	(4,027,010)
Class C	(615,335)	(10,378,711)	(1,379,893)	(22,649,618)
Class I	(268,512)	(4,662,492)	(4,884,666)	(78,718,608)
Class R1	10,804	181,945	8,188	133,656
Class R2	(3,624)	(59,232)	(17,202)	(279,982)
Class R3	(26,918)	(435,759)	(320,640)	(5,323,570)
Class R4	(5,791)	(97,484)	(101,440)	(1,681,865)
Class R6	(388,961)	(6,478,774)	(160,866)	(2,661,060)
	(2,360,346)	$(39,800,807)	(9,301,041)	$(151,511,199)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2024, the fund’s commitment fee and interest expense were $3,130 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$18,638,618	$216,463,632	$210,019,247	$(6,457)	$(1,853)	$25,074,693

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$879,504	$—
(8) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2024 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2023 to December 31, 2023 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Shareholder Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph

(b)of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not Applicable.

ITEM 14. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto as EX-99.COE.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant’s independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VI

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: June 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: June 20, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer) Date: June 20, 2024

* Print name and title of each signing officer under his or her signature.